PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 93.2%
Asset-Backed Securities 17.2%
Cayman Islands 11.3%
Allegro CLO Ltd., Series 2019-02A, Class A1A, 144A	— %(p)	01/19/33	15,000	$ 15,002,979
Anchorage Capital CLO LLC, Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.301(c)	04/15/32	10,000	9,961,462
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.192(c)	07/22/32	20,000	20,010,840
ArrowMark Colorado Holdings, Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.111(c)	07/15/29	500	500,225
Atlas Senior Loan Fund Ltd., Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.143(c)	01/16/30	500	501,321
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	2.766(c)	04/23/31	3,500	3,482,949
Ballyrock CLO Ltd., Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.148(c)	11/20/30	10,000	10,003,791
Battalion CLO Ltd., Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.159(c)	07/18/30	2,000	1,998,637
Benefit Street Partners CLO Ltd.,
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	07/15/29	1,250	1,249,688
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	10/15/30	750	749,900

BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.209(c)	08/20/32	11,000	10,997,653
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.186(c)	01/17/28	4,000	3,979,965
Canyon Capital CLO Ltd., Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	04/15/29	3,750	3,748,172
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.806(c)	04/17/31	19,450	19,322,645

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Carlyle Global Market Strategies CLO Ltd., (cont’d.)
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.139%(c)	01/20/32	8,500	$8,503,617

Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.839(c)	04/20/31	12,500	12,445,537
Catamaran CLO Ltd., Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.062(c)	04/22/30	2,500	2,495,798
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	3.259(c)	10/20/32	25,000	25,001,880
Cent CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.800(c)	04/30/31	15,000	14,943,234
Elevation CLO Ltd., Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	3.489(c)	04/18/27	10,000	9,998,461
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.824(c)	04/26/31	7,000	6,969,167
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122(c)	07/22/32	20,000	20,016,588
ICG US CLO Ltd., Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.086(c)	10/23/29	3,500	3,502,788
KVK CLO Ltd., Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.549(c)	05/20/29	5,000	5,000,103
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.181(c)	10/15/32	10,000	10,000,600
Mariner CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.904(c)	04/25/31	6,250	6,226,282
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.939(c)	07/19/28	8,000	8,003,490
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.549(c)	02/20/31	2,000	1,987,367

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
MidOcean Credit CLO, (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.969%(c)	07/20/31	2,000	$1,984,957

Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	3.611(c)	07/15/31	5,750	5,749,818
OCP CLO Ltd.,
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.091(c)	07/15/30	750	750,231
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.149(c)	07/20/32	5,000	5,003,520
OZLM Ltd.,
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	2.916(c)	04/17/31	5,500	5,470,727
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	3.586(c)	04/17/31	2,000	2,002,115
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.020(c)	10/30/30	1,000	998,545
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.869(c)	04/20/31	5,000	4,937,325
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.469(c)	04/20/31	3,000	2,977,376
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	3.209(c)	07/20/32	8,000	7,997,073

Palmer Square CLO Ltd., Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.097(c)	07/20/30	1,750	1,752,146
Regatta Funding Ltd., Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.086(c)	10/17/30	2,000	1,996,047
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.994(c)	05/07/31	5,000	4,977,433
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.594(c)	05/07/31	6,500	6,501,178
Series 2017-10A, Class BR, 144A	—(p)	04/20/29	10,000	10,000,000

Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.059(c)	07/20/30	500	501,243
Sound Point CLO Ltd.,
Series 2016-02A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.619(c)	10/20/28	3,000	2,992,311

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Sound Point CLO Ltd., (cont’d.)
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.956%(c)	01/23/29	8,000	$ 7,995,946
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.039(c)	10/20/30	500	499,045

TCW CLO Ltd., Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.844(c)	04/25/31	15,000	14,937,181
Telos CLO Ltd., Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.136(c)	07/17/26	737	735,797
TIAA CLO Ltd., Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.019(c)	07/20/31	2,000	1,996,908
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.119(c)	07/20/27	5,187	5,161,297
Trinitas CLO Ltd., Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.231(c)	07/15/27	5,000	4,974,928
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.331(c)	04/15/29	3,700	3,693,796
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.764(c)	04/25/31	4,500	4,474,463
Wellfleet CLO Ltd.,
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.069(c)	10/20/29	1,500	1,499,601
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.986(c)	01/17/31	2,500	2,499,757

York CLO Ltd., Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.952(c)	01/22/31	5,000	4,997,754
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	4.021(c)	07/15/31	8,500	8,260,583
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	3.201(c)	07/15/29	4,250	4,226,513

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Zais CLO Ltd., (cont’d.)
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.121%(c)	04/15/30		750	$ 742,049
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.781(c)	04/15/29		7,250	7,174,933
					377,067,735
Ireland 1.4%
Anchorage Capital Europe CLO, Series 01X, Class A2	1.500	01/15/31	EUR	8,250	9,146,140
Arbour CLO DAC, Series 03A, Class B1R, 144A	1.920	03/15/29	EUR	4,000	4,436,270
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,500	1,662,955
Carlyle Euro CLO Ltd., Series 2019-02A, Class A1B, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.400(c)	08/15/32	EUR	8,000	8,885,673
Hayfin Emerald CLO DAC, Series 02A, Class B2, 144A	2.650	05/27/32	EUR	4,000	4,442,078
OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	3,000	3,333,000
St Paul’s CLO DAC,
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	11,000	12,171,642
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,108,344
					45,186,102
Spain 0.2%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	7,374	8,161,391
United States 4.3%
ABFC Trust, Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.361(c)	06/25/34		724	704,571
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)	2.621(c)	04/25/35		201	201,400

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 1.770%)	4.316%(c)	08/25/32	483	$ 483,619
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	4.511(c)	08/25/32	247	247,704
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)	2.621(c)	09/25/34	13	13,139

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)	2.510(c)	10/25/35	356	356,467
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.974(c)	05/17/31	15,000	14,844,826
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	2.461(c)	05/25/34	174	173,561
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)	2.261(c)	05/25/33	789	758,983
CHEC Loan Trust, Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	2.661(c)	07/25/34	659	647,031
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.011(c)	10/25/37	1,056	1,067,264
Countrywide Asset-Backed Certificates, Series 2002-05, Class MV1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	3.161(c)	03/25/33	105	105,232
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	2,874	2,900,551
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.240%)	2.141(c)	01/25/34	669	642,883
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30	5,000	5,661,013
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	—(p)	02/25/43	3,430	3,522,147
Series 2018-C, Class A, 144A	—(p)	08/25/43	2,965	3,056,727
Series 2019-A, Class R, 144A	—(p)	10/25/48	7,332	555,786

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000%	01/25/59	1,664	$ 1,682,978
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	1,925	1,942,950
Series 2019-GS03, Class A1, 144A	3.750	04/25/59	1,003	1,013,419
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	3,055	3,078,330
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	1,166	1,177,788

Lendmark Funding Trust, Series 2019-02A, Class A, 144A	2.780	04/20/28	2,300	2,294,789
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)	2.281(c)	08/25/33	750	725,586
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	2.516(c)	07/25/34	148	144,786

LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	3.781(c)	05/02/22	6,991	6,990,624
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.561(c)	04/25/34	1,420	1,387,657
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	2.861(c)	08/25/35	54	54,498
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711(c)	09/25/33	136	135,742
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.490%)	2.641(c)	02/25/33	203	200,422
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class D, 144A	3.420	10/15/24	700	702,258
Series 2017-02A, Class E, 144A	4.740	11/14/25	1,000	1,005,894
Series 2019-01A, Class A, 144A	3.630	09/14/27	5,900	6,213,969
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,369,019
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660	02/20/29	100	99,892
Series 2017-01A, Class C, 144A	3.350	09/14/32	400	403,096
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230	06/08/23	1,000	1,000,666
Series 2017-B, Class A, 144A	3.220	10/10/23	2,600	2,608,562
Series 2018-A, Class A, 144A	3.610	03/08/24	1,330	1,342,761
Series 2018-C, Class A, 144A	4.100	10/08/24	2,450	2,499,123
Series 2018-D, Class A, 144A	4.150	12/09/24	1,500	1,537,235
Series 2019-A, Class B, 144A	3.870	08/08/25	4,158	4,232,414

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	2.321%(c)	11/25/33		740	$ 713,209
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.011(c)	04/25/23		4,290	4,330,283
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.511(c)	02/25/23		1,020	1,025,877
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.311(c)	08/25/25		2,300	2,315,144
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	—(p)	12/15/45		11,454	11,894,087
Series 2019-D, Class 1PT, 144A	2.460(cc)	01/16/46		11,926	12,367,313
Series 2019-F, Class PT1, 144A	1.870(cc)	02/15/45		13,912	14,196,877

SoFi RR Funding Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.911(c)	11/29/24		7,174	7,169,727
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860	07/15/30		800	810,934
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.461(c)	06/25/24		9,330	9,305,804
					143,916,617

Total Asset-Backed Securities (cost $574,722,026)					574,331,845
Bank Loans 0.7%
France 0.2%
Casino Guichard Perrachon SA, Term Loan B, 2 Month EURIBOR + 5.500%	5.500(c)	01/31/24	EUR	4,195	4,687,358
Ceva Sante Animale SA, Term Loan, 3 Month EURIBOR + 4.750%	4.750(c)	04/13/26	EUR	1,575	1,758,581
					6,445,939
United Kingdom 0.3%
BBD Bidco Ltd., Facility B1 Loan, 3 Month GBP LIBOR + 4.750%	5.545(c)	11/13/26	GBP	2,125	2,816,585

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United Kingdom (cont’d.)
Froneri Finco SARL, Term Loan^	— %(p)	01/30/28		6,400	$ 7,204,389
Richmond UK Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.250%	4.958(c)	03/03/24	GBP	134	172,986
					10,193,960
United States 0.2%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.395(c)	02/27/23		2,962	2,959,627
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000%	9.928(c)	05/23/24		3,575	3,557,125
					6,516,752

Total Bank Loans (cost $22,660,829)					23,156,651
Commercial Mortgage-Backed Securities 5.7%
United Kingdom 0.0%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.200(c)	01/23/29	GBP	500	663,111
United States 5.7%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35		1,000	982,249
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35		1,000	964,694
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,600	3,765,581
Series 2017-BNK06, Class A3	3.125	07/15/60		4,400	4,594,358
Series 2017-BNK07, Class A4	3.175	09/15/60		5,000	5,371,703
Series 2017-BNK09, Class A3	3.279	11/15/54		3,000	3,232,231
Series 2019-BN21, Class A3	2.458	10/17/52		6,293	6,406,663
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		5,000	5,347,613
Series 2018-B03, Class A3	3.746	04/10/51		7,200	7,771,675
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.676(c)	10/15/36		3,300	3,313,923
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.976(c)	10/15/36		3,400	3,413,630

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
BX Commercial Mortgage Trust, (cont’d.)
Series 2020-BXLP, Class F, 144A	— %(p)	12/15/29	3,800	$3,814,531

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52	16,531	17,009,465
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.604(cc)	05/10/47	27,500	527,348
Series 2016-GC37, Class XB, IO	0.852(cc)	04/10/49	33,868	1,378,776
Series 2016-P04, Class XB, IO	1.504(cc)	07/10/49	9,100	720,975
Series 2017-P08, Class A2	3.109	09/15/50	2,000	2,096,037
Series 2018-B02, Class A3	3.744	03/10/51	7,500	8,339,574
COMM Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.032(cc)	05/15/45	3,422	115,466
Series 2014-UBS04, Class XB, IO, 144A	0.294(cc)	08/10/47	50,000	501,405
Series 2015-CR24, Class A4	3.432	08/10/48	4,100	4,380,120

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.826(c)	05/15/36	4,700	4,720,767
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	2,250	2,469,750
Series 2019-C17, Class A3	2.769	09/15/52	12,444	12,893,797
DBJPM Mortgage Trust,
Series 2016-C03, Class A3	2.362	08/10/49	1,500	1,522,542
Series 2017-C06, Class A3	3.269	06/10/50	4,400	4,624,082

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	3,000	3,102,581
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	500	527,441
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.169(cc)	04/25/20	8,775	343
Series K008, Class X1, IO	1.632(cc)	06/25/20	9,103	7,837
Series K019, Class X1, IO	1.730(cc)	03/25/22	8,974	233,980
Series K020, Class X1, IO	1.507(cc)	05/25/22	10,284	248,636
Series K025, Class X1, IO	0.943(cc)	10/25/22	18,282	323,778
Series K037, Class X1, IO	1.129(cc)	01/25/24	10,473	319,416
Series K043, Class X1, IO	0.664(cc)	12/25/24	12,168	264,423
Series K049, Class X1, IO	0.727(cc)	07/25/25	40,835	1,092,083
Series K052, Class X1, IO	0.795(cc)	11/25/25	12,234	375,069
Series K053, Class X1, IO	1.025(cc)	12/25/25	45,556	1,964,067
Series K054, Class X1, IO	1.312(cc)	01/25/26	30,892	1,787,307
Series K058, Class X1, IO	1.055(cc)	08/25/26	41,372	2,082,635
Series K090, Class X1, IO	0.853(cc)	02/25/29	22,988	1,325,293

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K717, Class X1, IO	0.594%(cc)	09/25/21	10,880	$ 60,601
Series Q001, Class XA, IO	2.224(cc)	02/25/32	6,464	851,378
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.601(cc)	04/10/47	30,000	529,032
Series 2014-GC22, Class XB, IO	0.456(cc)	06/10/47	35,000	535,707
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	68,075
Series 2014-GC26, Class XB, IO	0.449(cc)	11/10/47	56,483	898,249
Series 2018-GS09, Class A3	3.727	03/10/51	7,000	7,762,967

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	1,500	1,553,180
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342	03/15/50	1,600	1,675,880
Series 2017-JP06, Class A3	3.109	07/15/50	4,600	4,794,175
Series 2017-JP07, Class A3	3.379	09/15/50	5,100	5,381,978
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA, IO	0.903(cc)	05/15/48	26,056	860,076
Series 2016-C31, Class A3	2.731	11/15/49	2,211	2,265,734
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982	03/15/49	431	442,319
Series 2017-H01, Class A3	3.153	06/15/50	4,500	4,700,856
Series 2019-MEAD, Class E, 144A	3.177	11/10/36	1,700	1,649,254
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	6,500	7,006,493
Series 2017-C06, Class A3	3.581	12/15/50	5,000	5,347,422
Series 2017-C07, Class A3	3.418	12/15/50	4,400	4,784,841

UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	1.464(cc)	05/10/63	4,338	110,547
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.094(cc)	07/15/48	24,000	1,358,698
Series 2016-LC24, Class XB, IO	1.160(cc)	10/15/49	20,910	1,274,211
Series 2017-C40, Class A3	3.317	10/15/50	2,600	2,805,027
Series 2018-C43, Class A3	3.746	03/15/51	8,350	9,275,202
				189,925,746

Total Commercial Mortgage-Backed Securities (cost $184,604,141)				190,588,857

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 31.5%
Australia 0.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700%	03/18/24	CNH	2,000	$ 289,933
Westpac Banking Corp.,
Sr. Unsec’d. Notes, EMTN	4.350	01/19/21	CNH	8,770	1,269,335
Sr. Unsec’d. Notes, EMTN	4.420	08/14/23	CNH	21,000	3,132,470
					4,691,738
Belgium 0.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.550	01/23/49		3,800	5,195,155
Brazil 0.6%
Petrobras Global Finance BV,
Gtd. Notes(a)	5.375	10/01/29	GBP	6,000	8,880,591
Gtd. Notes	6.625	01/16/34	GBP	850	1,370,330
Gtd. Notes, EMTN	6.250	12/14/26	GBP	5,043	7,967,927
					18,218,848
Canada 0.7%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	44,457
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	58,785
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	66,724
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,050	3,979,734
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		1,335	1,268,171

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A(a)	6.250	09/15/27		2,175	2,331,497
Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	3,737,269
Hydro-Quebec,
Gov’t. Gtd. Notes	9.400	02/01/21		730	785,449
Gov’t. Gtd. Notes, MTN	6.000	02/15/40	CAD	1,000	1,210,500
Gov’t. Gtd. Notes, MTN	8.400	03/28/25		654	857,715
Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		600	930,426

Kinross Gold Corp., Gtd. Notes	5.950	03/15/24		1,000	1,120,927

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

MEG Energy Corp., Sr. Unsec’d. Notes, 144A	7.125%	02/01/27		1,400	$ 1,385,380
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,562,319
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375	03/15/25		1,450	1,532,694
Sr. Unsec’d. Notes	4.200	04/01/29		490	551,201
Sr. Unsec’d. Notes	6.125	01/15/41		25	32,440

Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	555,770
					22,011,458
China 0.8%
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		3,250	3,366,321
Sr. Sec’d. Notes, Series C	3.955	03/29/23		10,048	10,358,122
Bank of China Ltd.,
Sr. Unsec’d. Notes, EMTN	3.100	04/17/20	CNH	1,200	171,499
Sr. Unsec’d. Notes, EMTN	3.150	10/16/21	CNH	6,000	858,557
Sr. Unsec’d. Notes, EMTN	3.300	04/17/22	CNH	4,950	710,432
Sr. Unsec’d. Notes, EMTN	4.650	03/05/21	CNH	2,000	290,615
China Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	06/01/21	EUR	1,000	1,116,362
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	2,000	300,559
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,353,577

China Development Bank Corp., Certificate of Deposit, Series FXCD	3.200	09/28/21	CNH	9,000	1,291,694
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	5,500	6,276,774
Sinopec Century Bright Capital Investment Ltd., Gtd. Notes	4.500	10/31/21	CNH	10,000	1,460,219
					27,554,731
Denmark 0.0%
Danske Bank A/S, Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,130,427
France 2.4%
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	8,475	9,542,112

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	3.375%	01/09/25		4,800	$ 5,063,920
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	12,537
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	274,058

Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	2,000	2,490,037
Credit Agricole SA, Sr. Unsec’d. Notes, 144A(a)	2.375	01/22/25		12,300	12,494,176
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	1,000	1,393,038
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.450	11/30/28	EUR	600	734,774
Loxam SAS,
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	1,100	1,222,070
Sr. Sub. Notes	4.500	04/15/27	EUR	4,400	4,794,423
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	3,500	4,006,928
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,100	1,198,606

SNCF Mobilites, Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	1,622	2,759,703
SNCF Reseau,
Sr. Unsec’d. Notes	4.700	06/01/35	CAD	6,100	5,880,761
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	1,000	1,782,467
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	2.625	10/16/24		12,135	12,315,097
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		6,825	6,900,599
Sr. Unsec’d. Notes, 144A, MTN(a)	3.875	03/28/24		5,055	5,378,023
Sub. Notes, EMTN	4.875	10/13/26	AUD	2,364	1,762,810
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	167,025
					80,173,164
Germany 0.8%
BMW Finance NV, Gtd. Notes, EMTN	4.250	10/18/20	CNH	5,000	720,108
Daimler International Finance BV,
Gtd. Notes	4.800	04/09/21	CNH	5,000	728,324
Gtd. Notes, EMTN	3.450	09/27/22	CNH	1,000	143,379
Gtd. Notes, EMTN	3.780	03/22/22	CNH	1,000	144,379
Gtd. Notes, EMTN	4.500	09/21/21	CNH	16,000	2,335,207

Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	900	690,973

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Deutsche Bank AG,
Sr. Unsec’d. Notes	3.950%	02/27/23		3,040	$ 3,152,890
Sr. Unsec’d. Notes	4.250	02/04/21		2,760	2,811,424
Sr. Unsec’d. Notes, EMTN	4.300	05/19/20	CNH	92,000	13,184,263
Sr. Unsec’d. Notes, EMTN	4.400	07/22/20	CNH	1,300	186,093
Unsec’d. Notes	4.629(s)	11/07/22		1,814	1,686,861

Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	179	181,743
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	—(rr)	EUR	1,000	1,150,639
Gtd. Notes	3.750(ff)	—(rr)	EUR	500	573,933
					27,690,216
Hong Kong 0.2%
HKT Capital No 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	4,000	4,632,659
Hong Kong Mortgage Corp. Ltd. (The),
Sr. Unsec’d. Notes, EMTN	2.310	04/12/21	HKD	2,000	258,105
Sr. Unsec’d. Notes, EMTN	4.050	11/06/20	CNH	11,000	1,585,809
					6,476,573
Hungary 0.0%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250	10/21/20		400	412,081
Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	—(p)	07/24/26	EUR	5,000	5,444,838
Indonesia 0.3%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	528,953
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	7,671,202
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	1,100,223
					9,300,378
Israel 0.3%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes	7.875	12/15/26		1,250	1,628,636

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Israel (cont’d.)
Israel Electric Corp. Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A, GMTN	4.250%	08/14/28		3,100	$ 3,412,397
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	100,000	1,112,288
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		4,000	5,326,248
					11,479,569
Italy 0.3%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	1,000	1,138,295
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	2,075	2,840,012
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125	07/14/22		2,500	2,547,194
Sr. Unsec’d. Notes, 144A	3.375	01/12/23		310	317,939

Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	1,980	2,422,729
					9,266,169
Japan 0.2%
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250	04/22/33	GBP	1,500	2,926,309
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	3.761	07/26/23		2,100	2,228,977
Mizuho Financial Group, Inc., Sr. Unsec’d. Notes	3.752	07/19/23	AUD	1,042	746,587
					5,901,873
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	3,300	3,789,657
Gtd. Notes	3.638	06/20/22	CHF	2,500	2,792,104
					6,581,761
Luxembourg 0.3%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	10,000	11,284,584

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico 0.9%
Petroleos Mexicanos,
Gtd. Notes	3.625%	11/24/25	EUR	12,020	$ 13,999,285
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,200	1,362,350
Gtd. Notes, EMTN	3.750	02/21/24	EUR	5,000	5,974,538
Gtd. Notes, EMTN	3.750	04/16/26	EUR	2,157	2,486,459
Gtd. Notes, EMTN	4.875	02/21/28	EUR	4,100	4,908,025
Gtd. Notes, EMTN	5.125	03/15/23	EUR	600	746,995
Gtd. Notes, EMTN	8.250	06/02/22	GBP	528	794,553
					30,272,205
Netherlands 0.7%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	553,988
BNG Bank NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	878,837
Sr. Unsec’d. Notes, EMTN	0.500	03/03/21	NZD	3,000	1,917,101
Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	NZD	2,200	1,405,846
Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	10,000	612,750
Sr. Unsec’d. Notes, EMTN	0.500	06/22/21	ZAR	6,000	365,459
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	558,319
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,692,815
Sr. Unsec’d. Notes, EMTN	7.000	12/09/21	AUD	2,000	1,485,460
Sr. Unsec’d. Notes, MTN	3.184(s)	04/05/28	CAD	700	448,288

ING Bank NV, Sub. Notes, 144A	5.800	09/25/23		500	560,714
ING Groep NV, Sr. Unsec’d. Notes(a)	4.050	04/09/29		2,815	3,180,010
Starfruit Finco BV/Starfruit US Holdco LLC, Gtd. Notes	6.500	10/01/26	EUR	1,590	1,852,293
United Group BV,
Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	4,184,014
Sr. Sec’d. Notes	4.875	07/01/24	EUR	900	1,034,120

Ziggo Bond Co. BV, Sr. Unsec’d. Notes	4.625	01/15/25	EUR	2,155	2,437,803
					23,167,817

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Peru 0.1%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875%	07/05/34		109	$ 128,878
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.077(s)	06/02/25		1,843	1,709,087
					1,837,965
Poland 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375	06/01/25	EUR	500	591,096
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	733,119
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	1,500	1,824,718
					3,148,933
Portugal 0.2%
CP-Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	4,000	6,442,132
Infraestruturas de Portugal SA, Sr. Unsec’d. Notes	4.250	12/13/21	EUR	1,000	1,193,243
					7,635,375
Qatar 0.2%
QNB Finance Ltd.,
Gtd. Notes, EMTN	5.100	03/08/21	CNH	29,300	4,284,423
Gtd. Notes, EMTN	5.100	05/14/21	CNH	7,360	1,079,971
Gtd. Notes, EMTN	5.200	06/07/21	CNH	10,000	1,471,196
Gtd. Notes, EMTN	5.250	06/21/21	CNH	3,970	584,922
Gtd. Notes, MTN	4.900	02/01/28	AUD	840	653,382
					8,073,894
Russia 0.3%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	1,000	1,089,409
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	3,900	5,593,980
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,200	1,626,346
					8,309,735

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Singapore 0.0%
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265%	02/19/20	SGD	500	$ 366,613
South Africa 0.1%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,450,676
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		2,000	2,149,149
					3,599,825
South Korea 0.3%
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	4.500	11/10/20	CNH	16,000	2,311,204
Korea Expressway Corp., Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	6,090,021
Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	270,827
KT Corp., Sr. Unsec’d. Notes	0.220	07/19/22	JPY	100,000	919,542
					9,591,594
Spain 0.2%
Adif-Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	2,000	2,421,924
Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	510,868

Banco Santander SA, Sr. Unsec’d. Notes	3.800	02/23/28		2,200	2,379,678
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes, 144A	7.625	11/01/21		2,000	1,897,002
					7,209,472
Supranational Bank 1.1%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/29/20	AUD	445	296,519
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	4,000	2,532,634
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	861,560
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,376,793
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,477,976
Sr. Unsec’d. Notes, MTN	4.000	03/31/21	AUD	1,636	1,123,995

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500%	09/01/23	AUD	400	$ 258,503
Sr. Unsec’d. Notes, EMTN	0.500	11/21/23	AUD	1,200	770,850
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,529,264
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	1,500	1,508,825
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	1,000	1,200,276
Sr. Unsec’d. Notes, 144A, MTN	2.810(s)	05/28/37	CAD	2,000	1,016,489
Sr. Unsec’d. Notes, EMTN	0.500	06/21/23	AUD	2,500	1,643,077
Sr. Unsec’d. Notes, EMTN	0.500	07/21/23	AUD	800	525,269
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	1,210	793,725
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	6,930	4,530,207
Sr. Unsec’d. Notes, EMTN	1.250	05/12/25	SEK	16,500	1,802,042
Sr. Unsec’d. Notes, EMTN	1.250	11/12/29	SEK	10,000	1,112,286
Sr. Unsec’d. Notes, EMTN	3.250	05/24/23	NOK	10,000	1,147,237
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	550	553,236
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	05/23/23	CAD	744	541,741
Unsec’d. Notes, EMTN	0.500	10/30/20	ZAR	2,250	142,807
Unsec’d. Notes, EMTN	0.500	11/30/20	ZAR	1,840	116,156
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500	03/07/22	AUD	1,145	752,652
Sr. Unsec’d. Notes, EMTN	0.500	03/28/22	AUD	200	131,400
Sr. Unsec’d. Notes, EMTN	0.500	07/29/22	AUD	350	231,294
International Finance Corp.,
Sr. Unsec’d. Notes	4.250	07/13/20	PEN	6,000	1,778,142
Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	1,035,380

Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,449,527
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		750	760,728
					38,000,590
Sweden 0.0%
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, EMTN	4.020	04/21/20	HKD	2,000	258,532
Switzerland 0.4%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,411,756
Sr. Unsec’d. Notes, 144A	4.207(ff)	06/12/24		2,850	3,039,541

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland (cont’d.)
Credit Suisse Group AG, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.282%	01/09/28		2,975	$3,295,688

Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,077,712
UBS Group AG,
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23		990	1,010,942
Sr. Unsec’d. Notes, 144A	3.491	05/23/23		1,100	1,137,481
Sr. Unsec’d. Notes, 144A	4.125	09/24/25		2,500	2,760,267
					13,733,387
Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	717,295
Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	1,100	1,335,358
United Arab Emirates 1.0%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes	3.625	01/12/23		1,000	1,032,745
Sr. Unsec’d. Notes, 144A	4.375	04/23/25		1,070	1,161,097
Sr. Unsec’d. Notes, EMTN	2.750	05/02/24	EUR	6,000	7,269,292
ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	3.750	10/25/22	AUD	1,100	773,349
Gtd. Notes, MTN	4.500	10/25/27	AUD	1,820	1,379,734
DP World PLC,
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,000	5,926,199
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,726,051
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	2,720	2,112,728
Sr. Unsec’d. Notes, MTN	4.850	10/12/27	AUD	4,090	3,185,566

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, EMTN	2.750	06/18/26	EUR	4,000	5,101,751
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.500	09/10/21	CNH	8,000	1,169,954
					31,838,466

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom 2.6%
Barclays PLC,
Sr. Unsec’d. Notes	4.375%	01/12/26		800	$ 883,776
Sr. Unsec’d. Notes, MTN(a)	4.972(ff)	05/16/29		5,520	6,399,505
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	802,698
Sub. Notes	5.200	05/12/26		3,780	4,268,182

Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	2,400	3,630,258
CPUK Finance Ltd.,
Sec’d. Notes, 144A	4.250	02/28/47	GBP	185	248,568
Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	149,976
eG Global Finance PLC,
First Lien, 144A	4.375	02/07/25	EUR	5,500	6,054,432
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	3,200	3,675,699

Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30		3,625	3,687,371
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,224,649
Sr. Unsec’d. Notes, EMTN	2.850(ff)	09/28/24		5,738	5,624,762
HSBC Holdings PLC,
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,643,333
Sub. Notes(a)	4.250	08/18/25		1,255	1,361,215

Ladbrokes Group Finance PLC, Sr. Sec’d. Notes(a)	5.125	09/08/23	GBP	1,900	2,720,687
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907(ff)	11/07/23		1,850	1,888,317
Sub. Notes	4.582	12/10/25		2,250	2,478,394

Ocado Group PLC, Sr. Sec’d. Notes(a)	4.000	06/15/24	GBP	500	675,373
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	1,700	2,289,747
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes(a)	3.875	09/12/23		1,000	1,057,340
Sr. Unsec’d. Notes	4.269(ff)	03/22/25		5,860	6,298,452
Sr. Unsec’d. Notes(a)	4.445(ff)	05/08/30		2,500	2,832,069
Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	700	804,915
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,782,108

Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571	01/10/23		3,065	3,150,420
Stonegate Pub Co. Financing PLC,
Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.048(c)	03/15/22	GBP	2,500	3,305,552
Sr. Sec’d. Notes	4.875	03/15/22	GBP	458	614,016

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500%	07/01/24	EUR	750	$ 908,724
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,900,197
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	8,218,273
					87,579,008
United States 15.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A	3.200	11/21/29		6,090	6,348,038
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		2,975	3,243,449
Sr. Unsec’d. Notes, 144A	4.250	11/21/49		2,870	3,138,810

Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,317,246
Aflac, Inc., Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	5,786,012
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	3,659,151
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25		1,700	1,514,277
Gtd. Notes	5.875	11/15/26		827	720,089
Gtd. Notes(a)	6.375	11/15/24	GBP	900	1,129,639

American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625	10/15/22		2,500	2,535,760
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,534,546
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26		600	619,592
Antero Resources Corp., Gtd. Notes	5.625	06/01/23		2,000	1,440,144
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		5,715	5,780,546
Sr. Unsec’d. Notes	4.101	03/01/28		1,005	1,112,661
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		575	414,863
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		1,775	1,739,519
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		85	92,559
Sr. Unsec’d. Notes(a)	4.550	03/09/49		5,000	5,698,937
Sr. Unsec’d. Notes	4.850	03/01/39		1,200	1,426,162

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.850%	05/25/47	CAD	150	$ 126,455
Sr. Unsec’d. Notes	5.100	11/25/48	CAD	4,575	4,018,831
Sr. Unsec’d. Notes	5.250	03/01/37		70	85,674
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	3,330,448
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	—(rr)		8,760	8,760,300
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,850,102
Sr. Unsec’d. Notes, EMTN	—(p)	03/31/22	EUR	1,143	1,487,845
Sr. Unsec’d. Notes, EMTN	1.939(s)	05/31/21	EUR	1,100	1,447,203
Sr. Unsec’d. Notes, EMTN	5.145(cc)	06/27/22	EUR	500	614,915
Sr. Unsec’d. Notes, MTN(a)	2.884(ff)	10/22/30		7,620	7,925,744
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	5,474,791

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		550	621,739
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		375	379,271
Gtd. Notes, 144A(a)	5.250	01/30/30		375	381,722
Gtd. Notes, 144A	6.125	04/15/25		1,500	1,545,920
Gtd. Notes, 144A	7.250	05/30/29		400	448,794
Sr. Sec’d. Notes, 144A	5.750	08/15/27		215	230,281
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,300	1,347,842
Gtd. Notes	6.750	03/15/25		2,075	2,181,958
Gtd. Notes, 144A	7.250	10/15/29		1,675	1,832,615
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,140,000	10,514,042
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	923,921
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	2,805,004
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	3.200	06/15/26		1,670	1,787,377
Sr. Unsec’d. Notes, 144A	3.400	07/26/29		3,790	4,161,135
Sr. Unsec’d. Notes, 144A	3.450	11/15/27		3,345	3,652,215
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		2,000	2,123,374
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	3,160,464
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		3,285	3,332,389
Gtd. Notes, 144A	3.125	10/15/22		2,520	2,586,119

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22		81	80,859

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes	5.750%	01/15/25		4,750	$ 4,880,782
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	4,976,003
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		675	722,854
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	1,046,178
CF Industries, Inc.,
Gtd. Notes	3.450	06/01/23		600	618,799
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	7,128,539
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50		5,250	5,624,488
Sr. Sec’d. Notes	6.384	10/23/35		2,357	3,064,613

Cigna Corp., Gtd. Notes, 144A	3.050	11/30/22		3,000	3,089,231
Citigroup Global Markets Holdings, Inc., Gtd. Notes, EMTN	2.500(cc)	06/12/24		8,304	8,736,347
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.750	04/25/22		600	610,490
Sr. Unsec’d. Notes, EMTN	2.600	12/07/22	HKD	5,000	644,009
Sub. Notes	4.400	06/10/25		3,000	3,313,881

Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	9.250	02/15/24		3,372	3,671,251
Comcast Corp., Gtd. Notes(a)	3.150	02/15/28		2,000	2,142,243
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22		41	41,659
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.300	03/25/28		2,175	2,413,054
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	6.500	06/01/26		1,625	1,736,037
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		2,625	2,713,520
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		124	135,299
DH Europe Finance II Sarl,
Gtd. Notes	0.200	03/18/26	EUR	4,800	5,320,900
Gtd. Notes	0.450	03/18/28	EUR	2,200	2,446,118

Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	6,900	7,521,732

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625%	08/15/27		2,740	$ 2,564,480
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,638,849
Gtd. Notes(a)	5.300	05/15/49		180	215,394

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		3,000	3,150,056
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26		720	774,846
Sr. Unsec’d. Notes	9.400	05/15/39		152	260,163

Eastman Chemical Co., Sr. Unsec’d. Notes(a)	4.500	12/01/28		600	681,195
Eli Lilly & Co., Sr. Unsec’d. Notes	0.625	11/01/31	EUR	3,000	3,418,321
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		6,850	7,606,759
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	11,051	12,812,248
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125(ff)	—(rr)		7,800	7,941,338
Enerpac Tool Group Corp., Gtd. Notes	5.625	06/15/22		400	402,443
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		210	211,405
Gtd. Notes	3.950	01/31/60		220	224,656
Gtd. Notes	4.150	10/16/28		1,665	1,861,766

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	276,553
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		1,959	2,092,192
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		750	375,833
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.100	07/15/24	EUR	2,300	2,658,042
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	7,600	9,010,070
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	204,981
Sr. Unsec’d. Notes	4.687	06/09/25		2,015	2,125,348
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,472,541

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes	3.200%	07/06/21		370	$ 375,823
Gtd. Notes	3.850	01/05/28		2,900	3,015,491
Gtd. Notes	3.950	04/13/24		250	263,902
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	5.785(c)	—(rr)		570	570,670
Jr. Sub. Notes, Series M	5.375(ff)	—(rr)		700	704,204
Sr. Unsec’d. Notes	3.500	01/23/25		1,500	1,597,460
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	161,340
Sr. Unsec’d. Notes, EMTN	—(p)	08/12/25	EUR	1,665	1,766,553
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	937,674
Sr. Unsec’d. Notes, EMTN	1.433(s)	12/15/23	EUR	200	215,809
Sr. Unsec’d. Notes, EMTN	2.100(cc)	11/26/22		1,500	1,506,754
Sr. Unsec’d. Notes, EMTN	2.500(cc)	05/31/24		5,392	5,670,574
Sub. Notes	4.750	10/12/21	EUR	3,000	3,584,776

Goldman Sachs International, Gtd. Notes, EMTN	1.750	05/29/24	EUR	3,685	4,297,049
HCA, Inc.,
Gtd. Notes(a)	5.625	09/01/28		1,200	1,389,576
Sr. Sec’d. Notes	5.250	04/15/25		3,000	3,411,203
Sr. Sec’d. Notes	5.250	06/15/49		1,500	1,744,930

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,461	2,383,914
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	3.000	06/20/22		2,000	2,037,583
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	108,617
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	2,027,435
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		655	699,004
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25		470	486,500
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		1,150	1,285,294
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		100	108,306

John Sevier Combined Cycle Generation LLC, Sec’d. Notes(h)	4.626	01/15/42		3,899	4,786,683
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.240(c)	—(rr)		219	220,981
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	5.229(c)	—(rr)		1,000	1,007,159

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series X	6.100%(ff)	—(rr)		1,980	$ 2,180,576
Jr. Sub. Notes, Series Z	5.300(ff)	—(rr)		1,410	1,418,516
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	3,472,777
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,756,204
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,942,582
Gtd. Notes	7.500	09/15/22		1,000	1,126,074

Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24		2,000	2,143,627
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		2,000	2,040,378
Gtd. Notes, 144A(a)	3.750	04/01/30		3,535	3,740,632
Gtd. Notes, 144A	4.875	10/01/49		3,200	3,516,369

Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	6.875	05/02/18(d)		100	1,300
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	4,165,741
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	2.750	05/04/26	EUR	1,000	1,249,031
Gtd. Notes, 144A	3.951	10/15/50		90	98,287

LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49		960	1,005,507
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34		420	479,352
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.979	03/21/30	EUR	4,700	5,852,944
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.800	03/08/29	AUD	4,770	3,638,208
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	582,792
Gtd. Notes	1.625	03/07/31	EUR	2,500	3,110,795
Gtd. Notes	1.750	07/02/49	EUR	2,100	2,422,063
Gtd. Notes	2.250	03/07/39	EUR	1,910	2,512,298

Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27		3,100	2,781,226
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.395(s)	01/21/27	ITL	1,595,000	879,245
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.441(c)	—(rr)		1,415	1,423,925
Sr. Unsec’d. Notes, EMTN	0.637(ff)	07/26/24	EUR	5,000	5,650,857
Sr. Unsec’d. Notes, EMTN	1.342(ff)	10/23/26	EUR	600	703,104

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	1.375%	10/27/26	EUR	1,600	$ 1,889,389
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	540,519
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	2,120,720

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,096,317
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		735	747,885
Gtd. Notes, 144A	8.125	07/15/23		3,840	4,078,095

Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		1,300	1,356,895
Newfield Exploration Co., Gtd. Notes	5.625	07/01/24		7,200	7,951,250
Norfolk Southern Corp.,
Sr. Unsec’d. Notes(a)	3.942	11/01/47		232	261,898
Sr. Unsec’d. Notes	4.050	08/15/52		165	192,194

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,853,837
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21		965	974,820
Sr. Unsec’d. Notes	2.700	08/15/22		1,320	1,340,056
Sr. Unsec’d. Notes	6.450	09/15/36		35	43,810

ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	2,234,182
ONEOK, Inc., Gtd. Notes(a)	4.450	09/01/49		2,000	2,079,158
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		565	581,652
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.605	02/15/25		2,000	2,117,013
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29		2,055	2,048,560
Sr. Unsec’d. Notes	4.900	02/15/45		2,350	2,348,846

Prologis Yen Finance LLC, Gtd. Notes	0.972	09/25/28	JPY	250,000	2,313,497
Range Resources Corp., Gtd. Notes, 144A(a)	9.250	02/01/26		4,805	4,245,678
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	1,000	1,204,280
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	1,600	2,017,074

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25		4,525	$ 4,691,410
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		1,955	2,110,343
Sr. Unsec’d. Notes, 144A	4.000	12/21/25		129	141,367
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21		1,537	1,550,272
Gtd. Notes, 144A	7.000	05/15/28		450	474,866
Gtd. Notes, 144A	7.250	11/15/29		750	805,350

Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,791,400
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		2,470	2,599,686
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	786,473
Sprint Capital Corp., Gtd. Notes(a)	8.750	03/15/32		5,325	5,897,296
Sprint Corp., Gtd. Notes	7.625	02/15/25		300	312,765
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	3,058,194
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47		2,200	2,370,407
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		2,800	2,798,368
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27		800	847,058
Sr. Sec’d. Notes, 144A	5.125	11/01/27		1,405	1,469,852
Sr. Unsec’d. Notes(a)	6.750	06/15/23		875	951,514
Sr. Unsec’d. Notes	8.125	04/01/22		1,025	1,122,090
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	4,500	5,027,479
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	624,696

Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375	07/15/33		2,065	3,037,188
Tote Shipholdings, Inc., Gov’t. Gtd. Notes	3.400	10/16/40		108	116,868
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600(cc)	10/24/25		3,148	3,353,023
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		3,750	3,889,010

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636%	07/02/22		58	$ 61,909
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28		3,115	3,248,605
Gtd. Notes	5.250	01/15/30		2,340	2,515,339
Gtd. Notes	5.500	05/15/27		500	531,835
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	5,000	5,936,486
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,984,137
Sr. Unsec’d. Notes, MTN	4.050	02/17/25	AUD	4,430	3,310,797
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.000	07/31/27		3,520	3,624,853
Sr. Sec’d. Notes, 144A	3.550	07/15/24		9,500	9,818,067

Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,373	1,015,976
Welltower, Inc., Sr. Unsec’d. Notes(a)	3.100	01/15/30		5,600	5,845,297
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		2,350	2,419,336
Gtd. Notes	7.000	08/15/22		114	114,166
Gtd. Notes, 144A	6.625	07/15/27		2,330	2,520,842
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	3.750	06/15/27		2,000	2,114,516
Sr. Unsec’d. Notes	4.000	09/15/25		1,500	1,613,107

Xerox Corp., Sr. Unsec’d. Notes	4.125	03/15/23		460	476,190
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24		530	574,348
					524,498,935

Total Corporate Bonds (cost $1,021,927,240)					1,053,988,562
Residential Mortgage-Backed Securities 4.0%
Bermuda 0.7%
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.361(c)	10/25/27		126	125,924
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	04/25/28		1,046	1,048,090

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Bellemeade Re Ltd., (cont’d.)
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.611%(c)	08/25/28	6	$ 6,204
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.011(c)	08/25/28	750	751,964
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	08/25/28	750	753,555
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.861(c)	10/25/28	73	73,331
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.511(c)	10/25/28	950	955,220
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.661(c)	04/25/29	593	592,863
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.111(c)	04/25/29	1,630	1,631,483
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.761(c)	07/25/29	2,576	2,577,835
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.261(c)	07/25/29	2,400	2,418,935
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061(c)	10/25/29	5,000	5,003,068
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.661(c)	10/25/29	4,500	4,513,702
Eagle Re Ltd.,
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.911(c)	04/25/29	267	267,007
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.461(c)	04/25/29	1,030	1,033,528

Home Re Ltd., Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.311(c)	05/25/29	958	959,356
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.211(c)	07/25/28	482	481,842
Oaktown Re III Ltd., Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061(c)	07/25/29	447	448,154
Radnor Re Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.061(c)	03/25/28	565	565,636
				24,207,697

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United Kingdom 0.1%
Paragon Mortgages PLC,
Series 11X, Class BB, 3 Month EURIBOR + 0.480% (Cap N/A, Floor 0.000%)	0.091%(c)	10/15/41	EUR	2,441	$ 2,553,880
Series 12X, Class B1B, 3 Month EURIBOR + 0.480% (Cap N/A, Floor 0.000%)	0.078(c)	11/15/38	EUR	1,206	1,258,567
					3,812,447
United States 3.2%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	1.931(c)	07/27/57		1,558	1,510,572
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	3.424(c)	09/26/45		231	233,050
BVRT Financing Trust, Series 2019-01, Class F, 144A^	3.827	09/15/21		22,377	22,274,528
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.281(c)	11/01/23		3,500	3,500,000
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.292(c)	04/25/23		5,516	5,517,118
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.781(c)	12/25/57		1,850	1,872,263
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.781(c)	01/25/57		1,603	1,638,369
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65		1,995	2,005,208

Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	3.742(c)	01/25/40		1,600	1,618,067
Credit Suisse Mortgage Trust, Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.131(c)	09/25/45		8,506	8,551,090
Fannie Mae REMICS, Series 2012-107, Class GI	3.500	09/25/27		6,609	533,378
Freddie Mac REMICS, Series 4166, Class IO	3.500	02/15/43		8,860	1,496,669
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)	3.911(c)	11/25/28		147	147,186
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.442(c)	01/25/49		470	480,986

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.957%(cc)	02/25/35		937	$ 936,935
Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	—(p)	10/25/59		7,700	7,718,080
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.210(c)	04/01/24		1,298	1,297,160
Mortgage Insurance-Linked Notes,
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	2.610(c)	02/25/30		600	600,219
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.110(c)	02/25/30		1,800	1,801,731
MRA Issuance Trust,
Series 2019-03, 144A, 1 Month LIBOR + 1.150%	2.841(c)	11/10/20		6,500	6,500,000
Series 2020-01, Class A, 144A	—(p)	12/08/20		10,300	10,300,000

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.411(c)	01/25/48		1,628	1,626,437
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.161(c)	11/27/20		242	240,265
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 1.500%)	4.411(c)	01/27/21		1,037	1,034,506
Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.149(c)	05/27/21		21,093	21,211,191
					104,645,008

Total Residential Mortgage-Backed Securities (cost $132,088,665)					132,665,152
Sovereign Bonds 33.7%
Albania 0.1%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500	10/09/25	EUR	1,000	1,222,261
Sr. Unsec’d. Notes	5.750	11/12/20	EUR	352	407,284
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,222,260
					2,851,805

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentina 0.5%
Argentine Republic Government International Bond,
Bonds	4.330%	12/31/33	JPY	519,215	$ 1,066,743
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	194,978	576,377
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	42,213	124,666
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	3,860	2,357,608
Sr. Unsec’d. Notes	3.380(cc)	12/31/38	EUR	1,000	457,866
Sr. Unsec’d. Notes	5.250	01/15/28	EUR	2,540	1,176,864
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	17,202	10,100,937

Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	1,100	464,990
					16,326,051
Australia 0.1%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 142	4.250	04/21/26	AUD	600	487,053
Sr. Unsec’d. Notes, Series 150	3.000	03/21/47	AUD	2,400	2,132,783

Treasury Corp. of Victoria, Gov’t. Gtd. Notes, MTN	2.250	11/20/34	AUD	1,600	1,144,569
					3,764,405
Austria 0.1%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	3,500	3,031,079
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	1,440	1,514,894
					4,545,973
Belgium 0.2%
Kingdom of Belgium Government International Bond,
Notes, 144A	8.875	12/01/24		750	981,064
Sr. Unsec’d. Notes	9.375	02/21/20	GBP	2,402	3,184,315
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	650	1,303,610
					5,468,989
Brazil 1.6%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		11,496	12,025,694
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		30,777	33,152,467
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		635	683,466

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil (cont’d.)

Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	7,476	$ 8,558,086
					54,419,713
Bulgaria 0.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, EMTN	3.125	03/26/35	EUR	6,352	9,259,726
Canada 0.2%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	722,949
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,729,274
Unsec’d. Notes	2.650	11/09/29	CAD	775	614,935

Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	2,122	1,950,159
Province of Nova Scotia, Unsec’d. Notes	3.150	12/01/51	CAD	700	635,192
Province of Quebec,
Unsec’d. Notes, MTN	6.350	01/30/26		500	621,646
Unsec’d. Notes, MTN	7.140	02/27/26		430	552,481
					6,826,636
Chile 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	450	542,366
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	289,671
					832,037
China 0.4%
China Government Bond,
Bonds, Series 1906	3.290	05/23/29	CNH	10,000	1,456,191
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	725,002
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	1,000	146,788
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	73,527
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,000	294,041
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	297,196
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	1,000	149,780
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	3,000	447,453
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	11,000	1,710,882

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	4.100%	05/21/45	CNH	13,500	$ 2,068,317
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	10,000	1,614,142
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	5,000	816,087

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	13,000	1,952,150
People’s Bank of China, Sr. Unsec’d. Notes	2.900	11/11/20	CNH	2,000	285,866
					12,037,422
Colombia 1.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,061,323
Sr. Unsec’d. Notes	8.375	02/15/27		2,701	3,240,785
Sr. Unsec’d. Notes	10.375	01/28/33		1,401	2,315,275
Sr. Unsec’d. Notes	11.750	02/25/20		1,726	1,739,589
Sr. Unsec’d. Notes, EMTN(a)	3.875	03/22/26	EUR	22,923	30,200,901
					38,557,873
Croatia 0.5%
Croatia Government International Bond,
Sr. Unsec’d. Notes	2.750	01/27/30	EUR	3,000	3,987,561
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	5,851,625
Sr. Unsec’d. Notes	3.875	05/30/22	EUR	3,000	3,623,547
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,105,438
Sr. Unsec’d. Notes	6.375	03/24/21		500	524,637
Sr. Unsec’d. Notes	6.625	07/14/20		1,000	1,019,072
					16,111,880
Cyprus 1.7%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,700	6,090,170
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	2,000	2,487,651
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	8,500	11,838,549
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	4,436,748
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	12,755	16,026,418
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	11,814	16,198,210
					57,077,746

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Denmark 0.1%
Denmark Government Bond,
Bonds(k)	0.500%	11/15/27	DKK	12,110	$ 1,945,651
Bonds(k)	1.750	11/15/25	DKK	3,520	595,340
Bonds(k)	4.500	11/15/39	DKK	1,800	518,599
					3,059,590
Dominican Republic 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		1,306	1,402,474
Sr. Unsec’d. Notes	7.500	05/06/21		3,333	3,450,889
					4,853,363
Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,927,823
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	830,679
					2,758,502
Finland 0.1%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	767,840
Municipality Finance PLC, Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,622,747
					2,390,587
Greece 2.7%
Hellenic Republic Government Bond,
Bonds	—(p)	10/15/42	EUR	270,000	1,107,941
Bonds	3.000(cc)	02/24/23	EUR	3,949	4,828,644
Bonds	3.000(cc)	02/24/24	EUR	4,106	5,160,513
Bonds	3.000(cc)	02/24/25	EUR	2,535	3,255,220
Bonds	3.000(cc)	02/24/26	EUR	2,205	2,885,453
Bonds	3.000(cc)	02/24/27	EUR	5,448	7,255,674
Bonds	3.000(cc)	02/24/28	EUR	1,697	2,285,785
Bonds	3.000(cc)	02/24/29	EUR	2,525	3,420,276
Bonds	3.000(cc)	02/24/30	EUR	1,256	1,725,711
Bonds	3.000(cc)	02/24/31	EUR	4,136	5,637,198
Bonds	3.000(cc)	02/24/32	EUR	1,831	2,544,709
Bonds	3.000(cc)	02/24/33	EUR	1,002	1,395,322

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	3.000%(cc)	02/24/34	EUR	1,829	$ 2,577,268
Bonds	3.000(cc)	02/24/35	EUR	4,120	5,804,399
Bonds	3.000(cc)	02/24/36	EUR	891	1,265,450
Bonds	3.000(cc)	02/24/37	EUR	1,757	2,500,548
Bonds	3.000(cc)	02/24/38	EUR	988	1,411,161
Bonds	3.000(cc)	02/24/39	EUR	978	1,404,177
Bonds	3.000(cc)	02/24/40	EUR	816	1,179,049
Bonds	3.000(cc)	02/24/41	EUR	748	1,086,062
Bonds	3.000(cc)	02/24/42	EUR	1,624	2,385,058
Bonds	3.900	01/30/33	EUR	2,710	3,809,627
Bonds	4.000	01/30/37	EUR	1,260	1,826,946
Bonds	4.200	01/30/42	EUR	2,380	3,668,276
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,061	14,053,018
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,000	7,529,939
					92,003,424
Guernsey 0.1%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375	12/12/46	GBP	1,280	2,240,069
Hong Kong 0.0%
Hong Kong Sukuk 2017 Ltd., Sr. Unsec’d. Notes	3.132	02/28/27		1,500	1,595,047
Hungary 0.5%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250	10/22/25	EUR	2,000	2,361,012
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	32,500	4,729,478
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,347,044
Sr. Unsec’d. Notes	5.750	11/22/23		3,050	3,476,279
					15,913,813
Iceland 0.0%
Iceland Government International Bond,
Sr. Unsec’d. Notes	5.875	05/11/22		1,000	1,089,009
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	564,792
					1,653,801

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
India 0.1%
Export-Import Bank of India, Sr. Unsec’d. Notes, 144A, MTN	3.250%	01/15/30		2,910	$ 2,936,968
Indonesia 1.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	600	665,430
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	1,600	1,872,076
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	12,005	15,195,973
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	3,395	4,025,536
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	1,000	1,189,456
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	4,546	5,245,041
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	7,780	10,440,375
					38,633,887
Iraq 0.0%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		1,700	1,713,778
Israel 0.3%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	1,600	1,940,487
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	1,000	1,216,725
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	1,000	1,236,192
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	2,610	5,467,643
					9,861,047
Italy 4.8%
Cassa Del Trentino SPA, Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	663	736,527
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	2,100	2,754,020
Unsec’d. Notes, 144A	3.350	03/01/35	EUR	15,640	21,919,107

Italy Certificati di Credito del Tesoro, Bonds, Series EU, 6 Month EURIBOR + 0.550%	0.142(c)	09/15/25	EUR	5,200	5,681,990
Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	1,902	2,406,907
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375	10/17/24		500	500,113
Sr. Unsec’d. Notes	2.875	10/17/29		2,900	2,883,089
Sr. Unsec’d. Notes	4.000	10/17/49		500	509,537

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000%(c)	06/15/20	EUR	1,550	$ 1,731,869
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1,931	2,216,808
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	5,892	8,336,440
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	868	1,402,822
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	4,090	7,186,377
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,000	3,642,587
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	39,265	66,914,714
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	14,455	19,336,044
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		4,780	5,806,268
Republic of Italy Government International Bond Strips Coupon,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,323	5,149,090
Sr. Unsec’d. Notes	3.518(s)	03/27/23		775	722,598
					159,836,907
Japan 1.0%
Honshu-Shikoku Bridge, Sr. Sec’d. Notes, Series 5	2.230	12/20/24	JPY	200,000	2,039,961
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, EMTN	0.875	09/22/21	EUR	2,535	2,866,398
Sr. Unsec’d. Notes, EMTN	3.060	12/21/20	AUD	2,000	1,354,855

Japan Government Thirty Year Bond, Sr. Unsec’d. Notes, Series 63	0.400	06/20/49	JPY	89,000	830,622
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes, Series 133	1.800	12/20/31	JPY	148,000	1,658,008
Sr. Unsec’d. Notes, Series 149(k)	1.500	06/20/34	JPY	50,000	555,210
Sr. Unsec’d. Notes, Series 150(k)	1.400	09/20/34	JPY	145,000	1,593,913
Sr. Unsec’d. Notes, Series 156	0.400	03/20/36	JPY	100,000	962,216
Sr. Unsec’d. Notes, Series 157	0.200	06/20/36	JPY	450,000	4,192,692
Sr. Unsec’d. Notes, Series 159	0.600	12/20/36	JPY	665,000	6,594,436
Sr. Unsec’d. Notes, Series 160	0.700	03/20/37	JPY	150,000	1,510,947
Sr. Unsec’d. Notes, Series 165(k)	0.500	06/20/38	JPY	514,000	5,002,411
Sr. Unsec’d. Notes, Series 168	0.400	03/20/39	JPY	150,000	1,431,994

Japanese Government CPI Linked Bond, Sr. Unsec’d. Notes, Series 22	0.100	03/10/27	JPY	221,771	2,100,938
					32,694,601

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Kazakhstan 0.2%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	1.500%	09/30/34	EUR	3,200	$ 3,687,972
Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	3,765	4,760,835
					8,448,807
Kuwait 0.1%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750	03/20/22		2,050	2,089,523
Latvia 0.0%
Latvia Government International Bond, Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	200	227,860
Lithuania 0.1%
Lithuania Government Bond, Bonds, Series 7Y	0.600	06/29/23	EUR	200	226,138
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.625	02/01/22		4,420	4,838,501
					5,064,639
Macedonia 0.1%
North Macedonia Government International Bond,
Sr. Unsec’d. Notes	3.975	07/24/21	EUR	2,000	2,333,671
Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,288,793
Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	583,418
					4,205,882
Malaysia 0.2%
Malaysia Government Bond, Sr. Unsec’d. Notes, Series 314	4.048	09/30/21	MYR	20,916	5,203,563
Mexico 1.4%
Mexico Government International Bond,
Sr. Unsec’d. Notes(a)	1.125	01/17/30	EUR	6,400	7,060,656
Sr. Unsec’d. Notes	1.625	04/08/26	EUR	200	232,504
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	4,375	5,258,295
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	4,300	5,418,800
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,198,938
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	937,450

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.625%	03/19/2114	GBP	340	$ 504,368
Sr. Unsec’d. Notes, EMTN	6.750	02/06/24	GBP	6,621	10,501,531
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	8,870	10,354,657
Sr. Unsec’d. Notes, MTN	7.500	04/08/33		875	1,289,103
Sr. Unsec’d. Notes, Series 25	0.600	04/20/23	JPY	100,000	923,469
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	2,967,186
					46,646,957
Montenegro 0.0%
Montenegro Government International Bond,
Sr. Unsec’d. Notes	3.875	03/18/20	EUR	500	557,103
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	896,515
					1,453,618
New Zealand 0.2%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	733,796
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,498,399

New Zealand Government Bond, Sr. Unsec’d. Notes, Series 427	4.500	04/15/27	NZD	1,500	1,187,807
New Zealand Local Government Funding Agency Bond,
Gov’t. Gtd. Notes	2.750	04/15/25	NZD	1,800	1,230,683
Gov’t. Gtd. Notes	3.500	04/14/33	NZD	2,500	1,839,183
Gov’t. Gtd. Notes	4.500	04/15/27	NZD	1,800	1,378,094
					7,867,962
Norway 0.0%
City of Oslo,
Sr. Unsec’d. Notes	3.600	12/06/22	NOK	1,000	113,974
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,041,559

City of Oslo Norway, Sr. Unsec’d. Notes	2.300	12/01/27	NOK	3,000	332,277
					1,487,810
Panama 0.3%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000	09/22/24		400	432,188
Sr. Unsec’d. Notes	8.125	04/28/34		3,799	5,559,951

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Panama (cont’d.)
Panama Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	9.375%	01/16/23		1,553	$ 1,929,551
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,235,836
Sr. Unsec’d. Notes	10.750	05/15/20		275	282,420
					9,439,946
Peru 0.8%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	11,848	15,007,721
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	8,375	12,040,026
					27,047,747
Philippines 0.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	2,000	2,262,462
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	100,000	951,902
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	100,000	925,049
Unsec’d. Notes	3.580	05/20/22	CNH	40,000	5,740,177
					9,879,590
Portugal 2.2%
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799	12/07/27	EUR	2,150	3,215,212
Parpublica-Participacoes Publicas SGPS SA, Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	1,500	1,754,294
Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	70,800	10,224,245
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		5,001	5,695,827
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	27,065	40,898,181
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	6,500	11,142,351
					72,930,110
Qatar 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		1,040	1,100,887
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,320,697
					3,421,584

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 0.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500%	02/08/30	EUR	4,150	$ 5,025,274
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,223,417
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,322,170
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,000	1,337,035
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		1,000	1,076,956
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		300	327,666
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	4,158,893
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,386,154
Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,310,496
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	882,098
					19,050,159
Russia 0.3%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	61,000	1,008,230
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	7,900	9,945,532
Sr. Unsec’d. Notes	4.500	04/04/22		400	420,641
					11,374,403
Saudi Arabia 0.5%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, EMTN	2.894	04/20/22		1,000	1,023,384
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	5,945	6,956,252
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,210,232
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,433,796
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,135	1,236,596
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,338,511
					15,198,771
Senegal 0.0%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,395	1,650,649
Serbia 0.6%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,500	1,707,467
Sr. Unsec’d. Notes	7.250	09/28/21		8,690	9,435,769

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia (cont’d.)
Serbia International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.500%	06/26/29	EUR	6,600	$ 7,512,855
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	217,164
					18,873,255
Slovenia 0.3%
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250	02/18/24		7,922	8,975,556
South Africa 0.3%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	5,000	376,085
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,800	101,923
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes(a)	3.750	07/24/26	EUR	5,415	6,785,918
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	100,000	962,433

ZAR Sovereign Capital Fund Pty Ltd., Sr. Unsec’d. Notes, 144A	3.903	06/24/20		1,000	1,004,020
					9,230,379
South Korea 0.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	526,910
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	733,169
Sr. Unsec’d. Notes, EMTN	4.660	02/28/21	CNH	12,000	1,744,547
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	758,459
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	2,000	1,325,855
Korea International Bond,
Sr. Unsec’d. Notes	2.125	06/10/24	EUR	1,100	1,335,356
Sr. Unsec’d. Notes	4.250	12/07/21	EUR	1,700	2,046,204
					8,470,500
Spain 3.1%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.950	02/11/20	EUR	2,000	2,220,655
Sr. Unsec’d. Notes, EMTN	4.900	09/15/21	EUR	600	714,653
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,492,100

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Autonomous Community of Catalonia, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.900%	05/28/30	EUR	3,000	$ 4,662,983
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	2.100	02/23/21	JPY	120,000	1,126,205
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,562,232
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	1,800	1,365,944
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	32,000	3,378,996
Spain Government Bond,
Bonds, 144A(k)	5.150	10/31/28	EUR	8,120	12,912,756
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	7,861,162
Sr. Unsec’d. Notes, 144A(k)	1.400	07/30/28	EUR	2,000	2,455,623
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	17,225	22,495,495
Sr. Unsec’d. Notes, 144A(k)	1.950	07/30/30	EUR	1,300	1,688,795
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	7,837,260
Unsec’d. Notes, 144A	1.300	10/31/26	EUR	565	682,921
Spain Government Bond Strips Coupon,
Bonds	0.449(s)	07/30/29	EUR	438	472,445
Bonds	1.296(s)	07/30/41	EUR	436	383,710
Bonds, Series CAC	0.579(s)	07/30/29	EUR	3,600	3,866,825
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	248,798
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	249,483
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	237,139
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	232,254
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	235,875
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	230,369
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	224,391
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	227,996
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	222,352
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	213,556
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	208,423
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	203,632
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	198,913
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	194,160
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	197,798
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	184,829
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	185,136
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	178,563
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	174,234
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	166,349
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	159,333
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	157,742
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	153,432

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Strips Coupon, (cont’d.)
Bonds, Series CAC	1.980%(s)	07/30/65	EUR	300	$ 149,301
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	138,171
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		1,500	1,849,207
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	11,424	19,766,406
					103,768,602
Sweden 0.1%
Kommuninvest I Sverige AB,
Gov’t. Gtd. Notes, EMTN	0.625	11/13/23	SEK	15,000	1,580,794
Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	769,477
Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	145,687
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	4.200	12/16/20	AUD	700	480,780
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	51,209
					3,027,947
Thailand 0.1%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,778,244
Turkey 0.5%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	5,000	6,082,459
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	3,530	4,390,543
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	1,061,484
Sr. Unsec’d. Notes	7.000	06/05/20		2,000	2,028,343
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	3,550	4,051,557
					17,614,386
Ukraine 1.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	11,600	14,930,380
Sr. Unsec’d. Notes	7.375	09/25/32		3,600	3,984,275
Sr. Unsec’d. Notes	7.750	09/01/24		1,875	2,091,242
Sr. Unsec’d. Notes	7.750	09/01/25		400	450,823

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/26		500	$ 567,441
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	9,705	10,683,154
					32,707,315
United Arab Emirates 0.6%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	506,131
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,403,612

Dubai DOF Sukuk Ltd., Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	6,983,816
RAK Capital, Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		1,400	1,427,798
Sharjah Sukuk Ltd., Sr. Unsec’d. Notes	3.764	09/17/24		3,800	4,022,643
Sharjah Sukuk Program Ltd.,
Sr. Unsec’d. Notes, EMTN	3.854	04/03/26		4,000	4,264,885
Sr. Unsec’d. Notes, EMTN	4.226	03/14/28		1,200	1,321,658
					20,930,543
United Kingdom 1.3%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	5,600	11,056,402
Unsec’d. Notes	5.625	03/29/30	GBP	4,000	7,367,353

Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	100	199,886
Transport for London, Sr. Unsec’d. Notes, EMTN	4.500	03/31/31	GBP	3,813	6,314,207
United Kingdom Gilt,
Bonds(k)	1.625	10/22/28	GBP	1,020	1,481,729
Bonds(k)	3.250	01/22/44	GBP	100	194,428
Bonds(k)	3.500	01/22/45	GBP	2,310	4,709,157
Bonds(k)	4.250	03/07/36	GBP	6,140	12,267,571
Bonds(k)	4.250	09/07/39	GBP	180	378,572
					43,969,305
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		394	443,494

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Uruguay (cont’d.)
Uruguay Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.375%	01/23/31		625	$ 716,715
Sr. Unsec’d. Notes(a)	6.875	09/28/25		2,202	2,699,183
					3,859,392

Total Sovereign Bonds (cost $1,087,771,565)					1,126,120,644
U.S. Government Agency Obligations 0.2%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	1,007	1,804,384
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.350	06/07/21	GBP	1,217	1,695,657
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	1,391	2,727,217

Total U.S. Government Agency Obligations (cost $6,157,572)					6,227,258
U.S. Treasury Obligations 0.2%
U.S. Treasury Notes(h)(k)	1.750	11/15/29		5,000	5,109,375
U.S. Treasury Notes	2.125	05/15/25		300	311,883
U.S. Treasury Notes	2.625	08/31/20		4	4,024
U.S. Treasury Strips Coupon(h)	1.881(s)	05/15/31		400	329,687
U.S. Treasury Strips Coupon	1.898(s)	08/15/29		400	342,641
U.S. Treasury Strips Coupon(h)	2.100(s)	11/15/35		800	593,687
U.S. Treasury Strips Coupon(h)(k)	2.264(s)	08/15/40		800	529,375
Total U.S. Treasury Obligations (cost $7,013,012)					7,220,672

Shares
Common Stock 0.0%
Colombia
Frontera Energy Corp. (cost $44,526)	2,232	15,736

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
United States
Citigroup Capital XIII (cost $100,000)	4,000	$ 112,720

Total Long-Term Investments (cost $3,037,089,576)		3,114,428,097

Short-Term Investments 9.7%
Affiliated Mutual Funds 7.8%
PGIM Core Ultra Short Bond Fund(w)	164,705,422	164,705,422
PGIM Institutional Money Market Fund (cost $96,483,677; includes $96,353,057 of cash collateral for securities on loan)(b)(w)	96,477,159	96,496,455
Total Affiliated Mutual Funds (cost $261,189,099)		261,201,877
Options Purchased*~ 1.9%
(cost $144,941,966)		63,487,029

Total Short-Term Investments (cost $406,131,065)		324,688,906
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $3,443,220,641)		3,439,117,003
Options Written*~ (1.6)%
(premiums received $135,810,762)		(52,842,397)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.3% (cost $3,307,409,879)		3,386,274,606
Liabilities in excess of other assets(z) (1.3)%		(42,863,348)

Net Assets 100.0%		$ 3,343,411,258

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
bps—Basis Points
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $36,505,142 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,784,084; cash collateral of $96,353,057 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		4,495	$ 54,506
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		10,926	124,477
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		21,689	253,995
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		22,000	271,336
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		4,370	49,264
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	30,400	2,045
Currency Option EUR vs GBP	Call	Bank of America, N.A.	10/28/20	0.95	—	EUR	66,400	100,177
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00	—	EUR	35,500	9,600
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	35,500	27,519
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,500	19,320
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	35,000	528,136
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	70,000	293,436
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	30,450	409,160
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	30,450	409,160
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/11/20	6.00	—		56,000	8
Currency Option USD vs BRL	Call	Bank of America, N.A.	03/11/20	6.00	—		34,000	5
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.50	—		75,000	272,286
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		33,000	38,453
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		80,000	5,427
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		40,000	550
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		80,000	391,055
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—		41,000	3,870,514

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—	15,000	$ 1,416,042
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.00	—	34,000	3,209,694
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	5.00	—	112,000	1,124,637
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	6.00	—	75,000	511,790
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—	40,000	98,206
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—	15,500	38,055
Currency Option USD vs CLP	Call	Bank of America, N.A.	02/13/20	1,000.00	—	40,100	3
Currency Option USD vs ILS	Call	Citibank, N.A.	02/26/20	3.95	—	33,000	77
Currency Option USD vs ILS	Call	Citibank, N.A.	03/04/20	3.80	—	84,000	862
Currency Option USD vs ILS	Call	Deutsche Bank AG	06/26/20	3.55	—	84,000	248,710
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—	66,000	477,254
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—	66,000	124,813
Currency Option USD vs INR	Call	Bank of America, N.A.	03/31/20	88.00	—	75,000	252
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	40,000	19,753
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	56,000	544,407
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—	112,000	309,357
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	22,000	214,215
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—	40,000	355,146
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	72,000	639,263
Currency Option USD vs JPY	Call	Goldman Sachs International	10/27/23	115.00	—	68,000	603,748
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	02/26/20	1,275.00	—	69,500	12,687

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	29,750	$ 1,044,740
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	69,500	1,053,282
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	69,500	219,080
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	02/26/20	30.00	—	59,500	—
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	55,500	1,201
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	120,000	20,035
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	61,500	551,849
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	21,750	195,166
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	166,500	266,275
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	59,500	802,170
Currency Option USD vs RUB	Call	Deutsche Bank AG	02/27/20	82.00	—	77,500	127
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00	—	33,000	103
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	77,500	1,746,354
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	56,000	92,814
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	59,500	1,062,670
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	119,000	623,480
Currency Option USD vs TRY	Call	Citibank, N.A.	03/20/20	6.75	—	27,000	18,307
Currency Option USD vs TRY	Call	Goldman Sachs International	04/03/20	15.00	—	65,250	118
Currency Option USD vs TRY	Call	Goldman Sachs International	04/09/20	8.50	—	46,000	5,144
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—	41,000	71,836
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	40,000	172,037

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	9.00	—		16,000	$ 68,815
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00	—		112,000	146,372
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	6.50	—		46,000	2,071,181
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—		56,000	421,872
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—		112,000	266,217
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	31.00	—		77,500	445,184
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/17/20	22.50	—		47,000	30,508
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—		40,000	—
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		40,000	791,015
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		14,000	43,240
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		66,000	203,847
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		40,000	3,196,062
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		16,000	1,278,425
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		112,000	1,194,250
Currency Option USD vs ZAR	Call	Goldman Sachs International	12/21/21	16.50	—		47,000	3,901,951
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00	—	AUD	150,000	28,505
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	02/26/20	76.00	—	AUD	75,000	2,418,552
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	04/27/20	58.00	—	AUD	249,000	26,464
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	117,000	348,148
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	58,500	675,063
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	72.00	—	AUD	71,000	1,763,342

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	356,000	$ 2,507,762
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	356,000	7,872,955
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	66,400	230,766
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	35,500	12,779
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	35,500	1,384,172
Currency Option GBP vs JPY	Put	Bank of America, N.A.	03/11/20	100.00	—	GBP	53,100	43
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23	—	GBP	53,100	127,426
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	83,200	90,685
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	32,000	363,964
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	9,600	109,189
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		33,000	1
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		40,000	3,914
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		40,000	2,336
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		40,000	10,408
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		119,000	473,523
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		119,000	980,658
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		20,000	38,946
Currency Option USD vs JPY	Put	Bank of America, N.A.	03/27/20	101.50	—		142,200	84,589
Currency Option USD vs JPY	Put	Citibank, N.A.	03/27/20	105.50	—		71,100	203,614
Currency Option USD vs JPY	Put	Bank of America, N.A.	04/02/20	95.00	—		84,000	8,716
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/24/20	108.50	—		84,000	2,488,197

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—	55,500	$ 2,257
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	40,000	98,977
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	56,000	1,985,574
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—	41,000	30
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	40,000	6,880
Total OTC Traded (cost $144,809,478)							$63,433,562

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Call	Citibank, N.A.	02/19/20	108.25	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	52,995	$ 53,467
(cost $132,488)
Total Options Purchased (cost $144,941,966)								$63,487,029
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	30,400	$ (2,045)
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95	—	EUR	66,400	(100,177)
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	35,500	(9,600)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	35,500	(27,519)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,500	(19,320)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	35,000	(528,136)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	70,000	(293,436)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Call	Bank of America, N.A.	11/25/20	1.38	—	GBP	60,900	$ (818,321)
Currency Option USD vs BRL	Call	Bank of America, N.A.	03/27/20	4.50	—		75,000	(272,286)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—		33,000	(38,453)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		80,000	(5,427)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		40,000	(550)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		80,000	(391,055)
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.70	—		180,000	(3,483,807)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—		82,000	(823,395)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—		30,000	(301,242)
Currency Option USD vs BRL	Call	Deutsche Bank AG	09/28/21	6.00	—		75,000	(511,790)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00	—		55,500	(136,261)
Currency Option USD vs CLP	Call	Bank of America, N.A.	10/27/21	1,000.00	—		40,100	(523,953)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/26/20	3.55	—		84,000	(248,710)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—		66,000	(477,254)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—		66,000	(124,813)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—		40,000	(19,753)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00	—		56,000	(544,407)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—		112,000	(309,357)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—		75,000	(424,972)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—		22,000	(214,215)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	02/26/20	1,275.00	—		69,500	(12,687)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/27/20	1,250.00	—	69,500	$ (311,622)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	29,750	(1,044,740)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00	—	69,500	(1,053,282)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00	—	69,500	(219,080)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	55,500	(1,201)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	120,000	(20,035)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	83,250	(747,015)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	123,000	(196,708)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	43,500	(69,567)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	59,500	(192,085)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	59,500	(192,085)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	33,000	(103)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00	—	155,000	(1,149,936)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	56,000	(92,814)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00	—	59,500	(1,062,670)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	119,000	(623,480)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—	41,000	(71,836)
Currency Option USD vs TRY	Call	Citibank, N.A.	07/28/20	6.75	—	27,000	(333,549)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—	56,000	(240,851)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—	80,000	(104,552)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	12.00	—	32,000	(41,821)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	7.50	—		92,000	$ (1,609,541)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00	—		56,000	(421,872)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—		112,000	(266,217)
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	32.00	—		77,500	(209,231)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—		40,000	(12,961)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—		40,000	(791,015)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		80,000	(247,087)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00	—		56,000	(4,474,486)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—		80,000	(853,035)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—		32,000	(341,214)
Currency Option USD vs ZAR	Call	Goldman Sachs International	12/21/21	19.50	—		94,000	(3,576,946)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	02/26/20	67.00	—	AUD	150,000	(28,505)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00	—	AUD	75,000	(2,418,552)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	117,000	(348,148)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	58,500	(675,063)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	67.00	—	AUD	142,000	(1,501,094)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	712,000	(5,015,525)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	178,000	(3,936,478)
Currency Option EUR vs GBP	Put	Bank of America, N.A.	10/28/20	0.80	—	EUR	66,400	(230,766)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	35,500	(12,779)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	35,500	(1,384,172)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs JPY	Put	Bank of America, N.A.	09/28/20	115.00	—	GBP	53,100	$ (86,555)
Currency Option GBP vs USD	Put	Bank of America, N.A.	07/27/20	1.23	—	GBP	53,100	(127,426)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	64,000	(69,757)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	19,200	(20,927)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	41,600	(473,153)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		33,000	(1)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		40,000	(3,914)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		40,000	(2,336)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		40,000	(10,408)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75	—		119,000	(473,523)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—		29,000	(238,984)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—		20,000	(38,946)
Currency Option USD vs JPY	Put	Citibank, N.A.	03/27/20	101.50	—		142,200	(84,589)
Currency Option USD vs JPY	Put	Bank of America, N.A.	03/27/20	105.50	—		71,100	(203,614)
Currency Option USD vs JPY	Put	Bank of America, N.A.	10/28/20	98.00	—		155,000	(581,905)
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/24/20	102.00	—		168,000	(1,518,944)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00	—		55,500	(2,257)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—		40,000	(98,977)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—		56,000	(1,985,574)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—	41,000	$ (30)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—	40,000	(6,880)
Total OTC Traded (premiums received $135,673,284)							$(52,815,360)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Call	Citibank, N.A.	02/19/20	109.25	CDX.NA.HY. 33.V1(Q)	5.00%(Q)	52,995	$ (8,360)
CDX.NA.HY.33.V1, 12/20/24	Put	Citibank, N.A.	02/19/20	100.50	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	52,995	(15,250)
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	03/18/20	100.00	5.00%(Q)	CDX.NA.HY. 33.V2(Q)	5,000	(3,427)
Total OTC Swaptions (premiums received $137,478)								$ (27,037)
Total Options Written (premiums received $135,810,762)								$(52,842,397)
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	5 Year Canadian Government Bonds	Mar. 2020	$ 462,181	$ 3,432
8,531	5 Year U.S. Treasury Notes	Mar. 2020	1,026,452,565	11,766,952
17	10 Year Canadian Government Bonds	Mar. 2020	1,826,273	25,450
2,054	10 Year U.S. Treasury Notes	Mar. 2020	270,421,937	4,452,773
733	10 Year U.S. Ultra Treasury Notes	Mar. 2020	106,766,031	3,401,781
290	20 Year U.S. Treasury Bonds	Mar. 2020	47,424,063	1,262,998
55	30 Year Euro Buxl	Mar. 2020	12,864,425	311,109
1,584	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	306,801,000	11,846,354
				33,070,849
Short Positions:
6,598	2 Year U.S. Treasury Notes	Mar. 2020	1,427,539,163	(4,948,617)
1,756	5 Year Euro-Bobl	Mar. 2020	262,833,493	(1,314,085)
462	10 Year Euro-Bund	Mar. 2020	89,687,188	(1,254,337)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Futures contracts outstanding at January 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
4	10 Year U.K. Gilt	Mar. 2020	$ 712,753	$ (17,646)
3,008	Euro Schatz Index	Mar. 2020	373,918,071	(447,680)
				(7,982,365)
				$25,088,484
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/28/20	Bank of America, N.A.	AUD	8,916	$ 6,402,013	$ 5,971,680	$ —	$ (430,333)
Expiring 02/28/20	Bank of America, N.A.	AUD	2,083	1,397,000	1,394,778	—	(2,222)
Expiring 02/28/20	Bank of America, N.A.	AUD	1,885	1,313,000	1,262,568	—	(50,432)
Expiring 02/28/20	Bank of America, N.A.	AUD	720	486,302	482,339	—	(3,963)
Expiring 02/28/20	Citibank, N.A.	AUD	2,574	1,770,000	1,723,895	—	(46,105)
Expiring 02/28/20	Citibank, N.A.	AUD	2,366	1,621,000	1,584,618	—	(36,382)
Expiring 02/28/20	Citibank, N.A.	AUD	1,637	1,127,000	1,096,263	—	(30,737)
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	3,022	2,060,753	2,023,653	—	(37,100)
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	2,902	1,962,000	1,943,435	—	(18,565)
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	1,487	1,013,047	995,591	—	(17,456)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	3,865	2,706,729	2,588,232	—	(118,497)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	1,967	1,351,000	1,317,601	—	(33,399)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	1,596	1,085,000	1,069,065	—	(15,935)
Expiring 04/17/20	Barclays Bank PLC	AUD	5,083	3,516,438	3,407,347	—	(109,091)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/17/20	Barclays Bank PLC	AUD	2,545	$ 1,760,000	$ 1,705,892	$ —	$ (54,108)
Expiring 04/17/20	Barclays Bank PLC	AUD	2,512	1,718,000	1,684,029	—	(33,971)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,729	1,959,198	1,837,006	—	(122,192)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,177	1,530,938	1,465,855	—	(65,083)
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	1,555	1,067,927	1,047,398	—	(20,529)
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	13,961	9,819,050	9,403,681	—	(415,369)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	10,828	7,450,379	7,308,309	—	(142,070)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	4,867	3,379,499	3,309,721	—	(69,778)
Brazilian Real,
Expiring 02/04/20	BNP Paribas S.A.	BRL	9,702	2,340,000	2,264,788	—	(75,212)
Expiring 02/04/20	Citibank, N.A.	BRL	14,705	3,538,316	3,432,683	—	(105,633)
Expiring 02/04/20	Citibank, N.A.	BRL	9,989	2,401,450	2,331,764	—	(69,686)
Expiring 02/04/20	Goldman Sachs International	BRL	13,266	3,169,000	3,096,882	—	(72,118)
Expiring 02/04/20	Goldman Sachs International	BRL	10,429	2,490,800	2,434,581	—	(56,219)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	14,622	3,528,924	3,413,521	—	(115,403)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	14,910	3,569,127	3,480,654	—	(88,473)
Expiring 02/04/20	The Toronto-Dominion Bank	BRL	67,079	16,039,871	15,659,118	—	(380,753)
Expiring 03/03/20	Deutsche Bank AG	BRL	11,440	2,717,000	2,666,652	—	(50,348)
Expiring 03/31/20	Bank of America, N.A.	BRL	14,138	3,339,000	3,290,623	—	(48,377)
Expiring 03/31/20	Bank of America, N.A.	BRL	12,919	3,163,000	3,006,930	—	(156,070)
Expiring 03/31/20	Bank of America, N.A.	BRL	12,519	3,016,000	2,913,864	—	(102,136)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/20	Bank of America, N.A.	BRL	11,043	$ 2,651,000	$ 2,570,171	$ —	$ (80,829)
Expiring 03/31/20	Bank of America, N.A.	BRL	10,718	2,618,000	2,494,610	—	(123,390)
Expiring 03/31/20	Bank of America, N.A.	BRL	8,267	1,970,000	1,924,149	—	(45,851)
Expiring 03/31/20	Bank of America, N.A.	BRL	7,414	1,808,000	1,725,522	—	(82,478)
Expiring 03/31/20	Bank of America, N.A.	BRL	6,683	1,581,000	1,555,426	—	(25,574)
Expiring 03/31/20	Barclays Bank PLC	BRL	9,773	2,326,000	2,274,570	—	(51,430)
Expiring 03/31/20	Citibank, N.A.	BRL	10,827	2,606,000	2,519,871	—	(86,129)
Expiring 03/31/20	Citibank, N.A.	BRL	9,439	2,304,000	2,197,018	—	(106,982)
Expiring 03/31/20	Citibank, N.A.	BRL	6,443	1,584,000	1,499,574	—	(84,426)
Expiring 03/31/20	Citibank, N.A.	BRL	6,403	1,519,000	1,490,186	—	(28,814)
Expiring 03/31/20	Citibank, N.A.	BRL	4,505	1,128,217	1,048,521	—	(79,696)
Expiring 03/31/20	Deutsche Bank AG	BRL	87,453	20,352,000	20,354,368	2,368	—
Expiring 03/31/20	Deutsche Bank AG	BRL	47,153	11,550,000	10,974,718	—	(575,282)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	8,412	1,961,000	1,957,988	—	(3,012)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	7,146	1,697,000	1,663,230	—	(33,770)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	5,927	1,398,000	1,379,421	—	(18,579)
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	5,486	1,306,000	1,276,819	—	(29,181)
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	8,504	2,063,000	1,979,212	—	(83,788)
Expiring 06/30/20	Citibank, N.A.	BRL	31,480	7,893,000	7,295,770	—	(597,230)
Expiring 06/30/20	Deutsche Bank AG	BRL	53,533	12,146,000	12,406,689	260,689	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	3,592	881,000	832,428	—	(48,572)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	386	96,033	89,510	—	(6,523)
Expiring 07/29/20	Citibank, N.A.	BRL	8,833	2,190,265	2,043,785	—	(146,480)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 07/29/20	Deutsche Bank AG	BRL	10,985	$ 2,758,413	$ 2,541,706	$ —	$ (216,707)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	9,411	2,413,000	2,177,370	—	(235,630)
Expiring 08/31/20	Citibank, N.A.	BRL	15,315	3,813,000	3,537,054	—	(275,946)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	16,155	3,967,000	3,731,124	—	(235,876)
Expiring 12/23/20	Citibank, N.A.	BRL	70,083	17,106,000	16,072,110	—	(1,033,890)
Expiring 01/29/21	Citibank, N.A.	BRL	31,144	7,402,000	7,125,060	—	(276,940)
Expiring 01/29/21	Citibank, N.A.	BRL	20,672	4,950,547	4,729,311	—	(221,236)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	13,830	3,322,150	3,164,033	—	(158,117)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	11,133	2,780,000	2,546,880	—	(233,120)
Expiring 03/31/21	Citibank, N.A.	BRL	41,302	9,998,790	9,395,827	—	(602,963)
Expiring 03/31/21	Deutsche Bank AG	BRL	61,095	13,860,000	13,898,526	38,526	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	44,233	10,571,887	10,062,551	—	(509,336)
Expiring 09/30/21	Bank of America, N.A.	BRL	139,851	31,675,000	31,286,616	—	(388,384)
Expiring 09/30/21	Bank of America, N.A.	BRL	28,623	6,715,000	6,403,273	—	(311,727)
British Pound,
Expiring 02/28/20	JPMorgan Chase Bank, N.A.	GBP	5,522	7,175,162	7,297,745	122,583	—
Expiring 02/28/20	JPMorgan Chase Bank, N.A.	GBP	360	474,411	475,466	1,055	—
Expiring 04/15/20	Bank of America, N.A.	GBP	2,475	3,255,014	3,274,746	19,732	—
Expiring 04/15/20	Bank of America, N.A.	GBP	1,518	2,005,000	2,008,683	3,683	—
Expiring 04/15/20	BNP Paribas S.A.	GBP	949	1,243,000	1,256,067	13,067	—
Expiring 04/15/20	Deutsche Bank AG	GBP	1,488	1,953,000	1,968,530	15,530	—
Expiring 04/15/20	Deutsche Bank AG	GBP	1,478	1,952,348	1,955,931	3,583	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	1,874	$ 2,448,130	$ 2,479,236	$ 31,106	$ —
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	1,399	1,823,734	1,851,645	27,911	—
Expiring 07/29/20	HSBC Bank USA, N.A.	GBP	3,655	4,766,741	4,849,491	82,750	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	20,442	25,926,180	27,122,650	1,196,470	—
Expiring 11/27/20	Bank of America, N.A.	GBP	17,024	22,565,312	22,648,327	83,015	—
Canadian Dollar,
Expiring 04/17/20	Barclays Bank PLC	CAD	70,359	53,958,551	53,163,776	—	(794,775)
Expiring 04/17/20	BNP Paribas S.A.	CAD	2,799	2,146,000	2,114,738	—	(31,262)
Expiring 04/17/20	Citibank, N.A.	CAD	2,484	1,890,221	1,876,663	—	(13,558)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	6,921	5,230,000	5,229,635	—	(365)
Chilean Peso,
Expiring 02/28/20	Bank of America, N.A.	CLP	917,111	1,194,000	1,145,485	—	(48,515)
Expiring 02/28/20	Bank of America, N.A.	CLP	833,526	1,113,000	1,041,085	—	(71,915)
Expiring 03/18/20	Bank of America, N.A.	CLP	2,465,768	3,194,000	3,079,124	—	(114,876)
Expiring 03/18/20	BNP Paribas S.A.	CLP	1,684,788	2,170,000	2,103,876	—	(66,124)
Expiring 03/18/20	BNP Paribas S.A.	CLP	1,244,217	1,613,007	1,553,714	—	(59,293)
Expiring 03/18/20	Citibank, N.A.	CLP	4,455,697	5,557,000	5,564,045	7,045	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	3,441,032	4,338,000	4,296,983	—	(41,017)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	1,729,553	2,184,000	2,159,777	—	(24,223)
Chinese Renminbi,
Expiring 02/03/20	JPMorgan Chase Bank, N.A.	CNH	22,116	3,162,503	3,159,389	—	(3,114)
Expiring 02/14/20	Barclays Bank PLC	CNH	56,796	8,142,992	8,109,815	—	(33,177)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/14/20	Barclays Bank PLC	CNH	14,489	$ 2,068,662	$ 2,068,915	$ 253	$ —
Expiring 02/14/20	BNP Paribas S.A.	CNH	64,867	9,212,069	9,262,273	50,204	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	15,169	2,141,000	2,165,997	24,997	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	14,470	2,049,000	2,066,150	17,150	—
Expiring 02/14/20	Citibank, N.A.	CNH	73,961	10,612,800	10,560,771	—	(52,029)
Expiring 02/14/20	Citibank, N.A.	CNH	43,714	6,229,500	6,241,814	12,314	—
Expiring 02/14/20	Citibank, N.A.	CNH	22,351	3,185,294	3,191,548	6,254	—
Expiring 02/14/20	Citibank, N.A.	CNH	20,504	2,924,000	2,927,764	3,764	—
Expiring 02/14/20	Citibank, N.A.	CNH	12,981	1,850,962	1,853,591	2,629	—
Expiring 02/14/20	Citibank, N.A.	CNH	12,740	1,800,000	1,819,139	19,139	—
Expiring 02/14/20	Deutsche Bank AG	CNH	19,718	2,803,528	2,815,457	11,929	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	321,231	45,329,973	45,868,278	538,305	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	93,886	13,381,750	13,405,952	24,202	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	23,745	3,369,759	3,390,517	20,758	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	23,333	3,327,232	3,331,629	4,397	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	16,688	2,404,200	2,382,853	—	(21,347)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	15,781	2,240,000	2,253,311	13,311	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	10,624	1,507,065	1,517,004	9,939	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	52,305	7,412,363	7,468,635	56,272	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	21,339	3,033,477	3,046,912	13,435	—
Expiring 02/14/20	UBS AG	CNH	46,426	6,630,965	6,629,134	—	(1,831)
Expiring 02/14/20	UBS AG	CNH	42,743	6,084,600	6,103,302	18,702	—
Expiring 02/28/20	Citibank, N.A.	CNH	9,688	1,375,694	1,382,624	6,930	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	9,677	1,428,763	1,381,070	—	(47,693)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	52,452	8,077,000	7,485,555	—	(591,445)
Expiring 05/14/21	Citibank, N.A.	CNH	61,753	8,849,734	8,707,542	—	(142,192)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	3,745,032	$ 1,139,000	$ 1,091,858	$ —	$ (47,142)
Expiring 03/18/20	Barclays Bank PLC	COP	2,848,320	828,000	830,423	2,423	—
Expiring 03/18/20	BNP Paribas S.A.	COP	6,652,731	1,885,000	1,939,593	54,593	—
Expiring 03/18/20	BNP Paribas S.A.	COP	3,695,746	1,132,622	1,077,489	—	(55,133)
Expiring 03/18/20	Citibank, N.A.	COP	6,514,581	1,972,000	1,899,316	—	(72,684)
Expiring 03/18/20	Goldman Sachs International	COP	15,044,825	4,473,100	4,386,295	—	(86,805)
Expiring 03/18/20	Goldman Sachs International	COP	4,578,538	1,325,000	1,334,865	9,865	—
Expiring 03/18/20	HSBC Bank USA, N.A.	COP	4,778,868	1,460,378	1,393,271	—	(67,107)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	5,865,991	1,693,000	1,710,221	17,221	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	2,351,128	691,000	685,468	—	(5,532)
Expiring 03/18/20	UBS AG	COP	10,539,286	3,144,440	3,072,712	—	(71,728)
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	359,274	15,820,594	15,798,458	—	(22,136)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	111,817	4,929,000	4,916,977	—	(12,023)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	39,853	1,764,000	1,752,477	—	(11,523)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	30,863	1,358,000	1,357,130	—	(870)
Danish Krone,
Expiring 04/15/20	Citibank, N.A.	DKK	21,472	3,214,886	3,203,387	—	(11,499)
Egyptian Pound,
Expiring 03/18/20	Citibank, N.A.	EGP	45,082	2,719,808	2,810,976	91,168	—
Expiring 03/18/20	Citibank, N.A.	EGP	13,261	827,757	826,833	—	(924)
Expiring 04/16/20	Citibank, N.A.	EGP	76,790	4,770,153	4,748,981	—	(21,172)
Expiring 04/16/20	Citibank, N.A.	EGP	13,707	850,313	847,696	—	(2,617)
Expiring 06/17/20	Citibank, N.A.	EGP	19,725	1,206,186	1,200,388	—	(5,798)
Euro,
Expiring 02/28/20	Bank of America, N.A.	EUR	3,265	4,271,599	3,627,257	—	(644,342)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/28/20	BNP Paribas S.A.	EUR	5,554	$ 6,285,739	$ 6,170,226	$ —	$ (115,513)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	4,574	5,300,809	5,081,493	—	(219,316)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	3,595	4,373,117	3,993,688	—	(379,429)
Expiring 04/15/20	Barclays Bank PLC	EUR	1,713	1,898,518	1,908,439	9,921	—
Expiring 04/15/20	BNP Paribas S.A.	EUR	2,452	2,747,000	2,732,561	—	(14,439)
Expiring 04/15/20	BNP Paribas S.A.	EUR	2,354	2,633,000	2,623,035	—	(9,965)
Expiring 04/15/20	BNP Paribas S.A.	EUR	1,735	1,946,000	1,933,604	—	(12,396)
Expiring 04/15/20	Citibank, N.A.	EUR	7,189	7,993,222	8,010,143	16,921	—
Expiring 04/15/20	Citibank, N.A.	EUR	5,483	6,149,043	6,109,788	—	(39,255)
Expiring 04/15/20	Citibank, N.A.	EUR	3,171	3,557,023	3,533,303	—	(23,720)
Expiring 04/15/20	Deutsche Bank AG	EUR	6,725	7,485,618	7,493,239	7,621	—
Expiring 04/15/20	Deutsche Bank AG	EUR	1,278	1,417,000	1,424,414	7,414	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	4,877	5,439,364	5,433,686	—	(5,678)
Hungarian Forint,
Expiring 04/15/20	BNP Paribas S.A.	HUF	938,999	3,069,000	3,095,909	26,909	—
Indian Rupee,
Expiring 02/28/20	Bank of America, N.A.	INR	96,227	1,328,000	1,339,902	11,902	—
Expiring 02/28/20	HSBC Bank USA, N.A.	INR	253,592	3,481,020	3,531,121	50,101	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	INR	123,603	1,736,000	1,721,101	—	(14,899)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	INR	96,199	1,340,000	1,339,508	—	(492)
Expiring 03/18/20	Barclays Bank PLC	INR	487,136	6,813,000	6,764,221	—	(48,779)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	158,988	2,217,103	2,207,664	—	(9,439)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	494,795	6,797,287	6,870,566	73,279	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	242,752	$ 3,374,603	$ 3,370,779	$ —	$ (3,824)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	409,643	5,752,000	5,688,174	—	(63,826)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	400,975	5,610,000	5,567,817	—	(42,183)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	386,682	5,415,844	5,369,338	—	(46,506)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	251,014	3,482,610	3,485,501	2,891	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	237,422	3,315,483	3,296,763	—	(18,720)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	83,506	1,169,570	1,159,545	—	(10,025)
Expiring 10/30/20	Goldman Sachs International	INR	341,407	4,510,000	4,623,190	113,190	—
Expiring 12/23/20	Goldman Sachs International	INR	216,223	2,832,000	2,910,193	78,193	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	364,682	4,915,513	4,871,398	—	(44,115)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	94,859,557	6,746,600	6,834,951	88,351	—
Expiring 03/18/20	Barclays Bank PLC	IDR	48,921,920	3,565,839	3,524,990	—	(40,849)
Expiring 03/18/20	BNP Paribas S.A.	IDR	24,271,852	1,754,000	1,748,869	—	(5,131)
Expiring 03/18/20	BNP Paribas S.A.	IDR	21,730,192	1,588,000	1,565,734	—	(22,266)
Expiring 03/18/20	Citibank, N.A.	IDR	56,393,229	4,119,000	4,063,323	—	(55,677)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	20,945,819	1,523,000	1,509,217	—	(13,783)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	70,599,660	5,142,000	5,086,944	—	(55,056)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	45,045,642	3,277,000	3,245,691	—	(31,309)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 02/28/20	Bank of America, N.A.	ILS	6,413	$ 1,849,000	$ 1,860,481	$ 11,481	$ —
Expiring 02/28/20	Bank of America, N.A.	ILS	5,732	1,655,000	1,662,885	7,885	—
Expiring 02/28/20	Bank of America, N.A.	ILS	5,378	1,563,000	1,560,348	—	(2,652)
Expiring 02/28/20	Bank of America, N.A.	ILS	5,316	1,542,000	1,542,181	181	—
Expiring 02/28/20	Bank of America, N.A.	ILS	3,611	1,049,000	1,047,740	—	(1,260)
Expiring 02/28/20	Citibank, N.A.	ILS	9,847	2,851,000	2,856,712	5,712	—
Expiring 02/28/20	HSBC Bank USA, N.A.	ILS	4,950	1,435,000	1,436,064	1,064	—
Expiring 03/18/20	BNP Paribas S.A.	ILS	33,209	9,638,062	9,643,791	5,729	—
Expiring 06/30/20	Deutsche Bank AG	ILS	50,062	14,534,000	14,612,213	78,213	—
Expiring 06/30/21	Bank of America, N.A.	ILS	47,344	13,695,000	14,038,305	343,305	—
Japanese Yen,
Expiring 02/28/20	Bank of America, N.A.	JPY	230,886	2,139,000	2,133,989	—	(5,011)
Expiring 02/28/20	Bank of America, N.A.	JPY	204,339	1,882,000	1,888,623	6,623	—
Expiring 02/28/20	HSBC Bank USA, N.A.	JPY	237,354	2,183,000	2,193,771	10,771	—
Expiring 03/31/20	Bank of America, N.A.	JPY	728,846	6,730,000	6,749,173	19,173	—
Expiring 04/15/20	Barclays Bank PLC	JPY	386,717	3,538,316	3,583,943	45,627	—
Expiring 04/15/20	Barclays Bank PLC	JPY	250,392	2,313,149	2,320,541	7,392	—
Expiring 04/15/20	BNP Paribas S.A.	JPY	626,195	5,753,245	5,803,334	50,089	—
Expiring 04/15/20	BNP Paribas S.A.	JPY	219,360	2,004,916	2,032,941	28,025	—
Expiring 04/15/20	Citibank, N.A.	JPY	227,115	2,074,990	2,104,817	29,827	—
Expiring 04/15/20	Deutsche Bank AG	JPY	496,259	4,596,540	4,599,143	2,603	—
Expiring 04/15/20	HSBC Bank USA, N.A.	JPY	46,239,607	423,003,451	428,531,081	5,527,630	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	472,930	4,361,000	4,382,937	21,937	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	382,706	$ 3,489,959	$ 3,546,773	$ 56,814	$ —
Expiring 07/29/20	Deutsche Bank AG	JPY	508,232	4,838,000	4,735,280	—	(102,720)
Expiring 10/30/20	Bank of America, N.A.	JPY	2,675,066	25,122,000	25,034,625	—	(87,375)
Expiring 01/29/21	Barclays Bank PLC	JPY	743,615	7,152,000	6,991,939	—	(160,061)
Expiring 01/29/21	Barclays Bank PLC	JPY	438,351	4,154,000	4,121,653	—	(32,347)
Expiring 01/29/21	Citibank, N.A.	JPY	449,088	4,477,000	4,222,609	—	(254,391)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	1,488,986	14,485,000	14,000,387	—	(484,613)
Expiring 10/31/23	Bank of America, N.A.	JPY	1,051,903	10,538,000	10,381,116	—	(156,884)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	5,185,043	—	(326,957)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	4,009,095	—	(186,905)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,000	5,043,390	—	(310,610)
Expiring 10/31/23	Goldman Sachs International	JPY	1,254,996	12,881,000	12,385,415	—	(495,585)
Mexican Peso,
Expiring 02/28/20	Citibank, N.A.	MXN	54,834	2,812,010	2,889,963	77,953	—
Expiring 02/28/20	HSBC Bank USA, N.A.	MXN	28,493	1,497,000	1,501,688	4,688	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	54,622	2,804,000	2,878,778	74,778	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	22,898	1,160,000	1,206,791	46,791	—
Expiring 03/18/20	Barclays Bank PLC	MXN	92,951	4,770,000	4,884,654	114,654	—
Expiring 03/18/20	Barclays Bank PLC	MXN	39,331	2,078,543	2,066,863	—	(11,680)
Expiring 03/18/20	Goldman Sachs International	MXN	42,769	2,243,430	2,247,547	4,117	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	168,340	$ 8,827,811	$ 8,846,421	$ 18,610	$ —
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	102,812	5,406,000	5,402,882	—	(3,118)
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	538,896	27,185,324	28,319,480	1,134,156	—
Expiring 04/30/20	Citibank, N.A.	MXN	32,853	1,591,718	1,715,860	124,142	—
Expiring 04/30/20	Deutsche Bank AG	MXN	274,693	12,385,000	14,346,760	1,961,760	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	14,776	725,000	771,700	46,700	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	80,903	3,920,000	4,225,424	305,424	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	276,312	13,798,000	14,371,962	573,962	—
Expiring 10/30/20	Citibank, N.A.	MXN	106,253	5,262,260	5,407,750	145,490	—
Expiring 10/30/20	Citibank, N.A.	MXN	39,210	1,822,826	1,995,608	172,782	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	313,935	14,803,000	15,977,722	1,174,722	—
Expiring 01/29/21	Citibank, N.A.	MXN	8,706	426,194	437,555	11,361	—
Expiring 01/29/21	Goldman Sachs International	MXN	104,180	4,878,269	5,236,127	357,858	—
Expiring 01/29/21	Goldman Sachs International	MXN	23,874	1,117,000	1,199,895	82,895	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	36,698	1,702,000	1,844,434	142,434	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	100,978	4,601,957	5,012,244	410,287	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	482,401	22,718,000	23,944,824	1,226,824	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	110,648	4,577,425	4,988,949	411,524	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	352,530	14,859,000	15,895,055	1,036,055	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 03/18/20	Credit Suisse International	TWD	318,047	$ 10,507,000	$ 10,494,435	$ —	$ (12,565)
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	268,922	8,885,000	8,873,495	—	(11,505)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TWD	177,290	5,856,000	5,849,963	—	(6,037)
Expiring 03/18/20	The Toronto-Dominion Bank	TWD	176,785	5,845,000	5,833,285	—	(11,715)
Expiring 03/18/20	UBS AG	TWD	29,433	972,511	971,191	—	(1,320)
New Zealand Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	3,585	2,340,000	2,319,623	—	(20,377)
Norwegian Krone,
Expiring 04/15/20	The Toronto-Dominion Bank	NOK	154,117	17,333,742	16,760,365	—	(573,377)
Peruvian Nuevo Sol,
Expiring 03/18/20	BNP Paribas S.A.	PEN	8,155	2,436,000	2,403,953	—	(32,047)
Expiring 03/18/20	BNP Paribas S.A.	PEN	5,814	1,714,000	1,713,885	—	(115)
Expiring 03/18/20	Citibank, N.A.	PEN	8,072	2,404,000	2,379,673	—	(24,327)
Expiring 03/18/20	Citibank, N.A.	PEN	7,591	2,267,000	2,237,844	—	(29,156)
Expiring 03/18/20	Citibank, N.A.	PEN	7,530	2,211,000	2,219,885	8,885	—
Expiring 03/18/20	Citibank, N.A.	PEN	6,009	1,792,000	1,771,413	—	(20,587)
Expiring 03/18/20	Citibank, N.A.	PEN	5,853	1,732,000	1,725,451	—	(6,549)
Expiring 03/18/20	Goldman Sachs International	PEN	6,733	2,000,000	1,984,832	—	(15,168)
Expiring 03/18/20	Goldman Sachs International	PEN	5,875	1,726,000	1,731,786	5,786	—
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	110,413	2,169,000	2,159,217	—	(9,783)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	242,736	4,762,000	4,746,900	—	(15,100)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	238,833	4,665,000	4,670,579	5,579	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	82,387	1,611,000	1,611,137	137	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	227,208	4,482,000	4,443,238	—	(38,762)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	134,297	$ 2,641,000	$ 2,626,299	$ —	$ (14,701)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	123,243	2,422,000	2,410,128	—	(11,872)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	56,255	14,755,015	14,524,981	—	(230,034)
Russian Ruble,
Expiring 03/18/20	Barclays Bank PLC	RUB	135,463	2,095,447	2,107,979	12,532	—
Expiring 03/18/20	Citibank, N.A.	RUB	210,021	3,365,784	3,268,189	—	(97,595)
Expiring 03/18/20	Citibank, N.A.	RUB	108,379	1,751,300	1,686,517	—	(64,783)
Expiring 03/18/20	Goldman Sachs International	RUB	816,510	12,579,296	12,705,914	126,618	—
Expiring 03/18/20	Goldman Sachs International	RUB	753,701	11,613,268	11,728,536	115,268	—
Expiring 03/18/20	HSBC Bank USA, N.A.	RUB	184,850	2,874,900	2,876,503	1,603	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	379,534	6,016,232	5,906,026	—	(110,206)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	237,025	3,647,100	3,688,407	41,307	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	838,088	12,935,451	13,041,700	106,249	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	143,844	2,300,000	2,238,387	—	(61,613)
Expiring 03/31/20	Barclays Bank PLC	RUB	303,830	4,367,879	4,720,748	352,869	—
Expiring 03/31/20	Barclays Bank PLC	RUB	114,471	1,804,000	1,778,591	—	(25,409)
Expiring 03/31/20	BNP Paribas S.A.	RUB	262,176	3,690,000	4,073,560	383,560	—
Expiring 03/31/20	Citibank, N.A.	RUB	358,745	5,530,086	5,573,993	43,907	—
Expiring 03/31/20	HSBC Bank USA, N.A.	RUB	84,571	1,297,000	1,314,018	17,018	—
Expiring 03/31/20	HSBC Bank USA, N.A.	RUB	84,541	1,306,000	1,313,549	7,549	—
Expiring 10/30/20	Deutsche Bank AG	RUB	106,001	1,594,000	1,606,886	12,886	—
Expiring 12/23/20	Goldman Sachs International	RUB	1,725,271	24,720,000	25,993,317	1,273,317	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/29/21	Goldman Sachs International	RUB	135,453	$ 1,909,000	$ 2,012,547	$ 103,547	$ —
Singapore Dollar,
Expiring 03/18/20	Bank of America, N.A.	SGD	11,358	8,437,000	8,324,127	—	(112,873)
Expiring 03/18/20	Barclays Bank PLC	SGD	9,008	6,654,465	6,602,017	—	(52,448)
Expiring 03/18/20	Barclays Bank PLC	SGD	4,713	3,496,361	3,453,890	—	(42,471)
Expiring 03/18/20	BNP Paribas S.A.	SGD	11,886	8,775,856	8,711,641	—	(64,215)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	56,093	41,157,297	41,111,180	—	(46,117)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	6,620	4,886,156	4,852,158	—	(33,998)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	3,411	2,524,444	2,500,033	—	(24,411)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	3,076	2,278,148	2,254,409	—	(23,739)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	2,436	1,798,052	1,785,528	—	(12,524)
Expiring 03/18/20	The Toronto-Dominion Bank	SGD	11,487	8,518,000	8,419,213	—	(98,787)
South African Rand,
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	7,094	486,394	469,657	—	(16,737)
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	17,083	1,176,953	1,128,973	—	(47,980)
Expiring 03/31/20	UBS AG	ZAR	28,239	1,831,000	1,866,287	35,287	—
Expiring 03/31/20	UBS AG	ZAR	21,550	1,510,705	1,424,209	—	(86,496)
Expiring 07/29/20	Goldman Sachs International	ZAR	83,989	5,653,000	5,464,257	—	(188,743)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	ZAR	72,056	4,889,655	4,687,906	—	(201,749)
Expiring 08/31/20	Barclays Bank PLC	ZAR	6,040	391,342	391,399	57	—
Expiring 08/31/20	BNP Paribas S.A.	ZAR	45,248	3,035,141	2,931,875	—	(103,266)
Expiring 09/30/20	Barclays Bank PLC	ZAR	60,930	4,051,742	3,932,633	—	(119,109)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/30/20	Citibank, N.A.	ZAR	141,062	$ 8,689,000	$ 9,104,587	$ 415,587	$ —
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	11,451	750,000	739,076	—	(10,924)
Expiring 12/23/20	Barclays Bank PLC	ZAR	40,681	2,595,749	2,597,254	1,505	—
Expiring 01/29/21	Barclays Bank PLC	ZAR	82,671	5,095,122	5,253,157	158,035	—
Expiring 01/29/21	Barclays Bank PLC	ZAR	52,387	3,325,892	3,328,799	2,907	—
Expiring 01/29/21	Goldman Sachs International	ZAR	53,446	3,511,000	3,396,132	—	(114,868)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	120,569	8,081,000	7,661,285	—	(419,715)
South Korean Won,
Expiring 02/28/20	Bank of America, N.A.	KRW	1,926,995	1,637,000	1,611,449	—	(25,551)
Expiring 02/28/20	Bank of America, N.A.	KRW	1,891,554	1,637,000	1,581,811	—	(55,189)
Expiring 02/28/20	Bank of America, N.A.	KRW	1,848,348	1,574,000	1,545,681	—	(28,319)
Expiring 02/28/20	Citibank, N.A.	KRW	9,274,579	7,979,643	7,755,865	—	(223,778)
Expiring 02/28/20	HSBC Bank USA, N.A.	KRW	2,003,023	1,726,000	1,675,027	—	(50,973)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	KRW	4,461,441	3,823,000	3,730,879	—	(92,121)
Expiring 03/18/20	Bank of America, N.A.	KRW	10,978,679	9,459,608	9,185,007	—	(274,601)
Expiring 03/18/20	Barclays Bank PLC	KRW	7,725,074	6,630,965	6,462,969	—	(167,996)
Expiring 03/18/20	Barclays Bank PLC	KRW	2,482,841	2,084,669	2,077,200	—	(7,469)
Expiring 03/18/20	Citibank, N.A.	KRW	2,991,057	2,566,550	2,502,385	—	(64,165)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	45,454,725	38,714,526	38,028,434	—	(686,092)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	7,711,695	6,560,911	6,451,775	—	(109,136)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	4,065,315	3,488,343	3,401,133	—	(87,210)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	4,041,569	$ 3,482,610	$ 3,381,266	$ —	$ (101,344)
Expiring 10/30/20	BNP Paribas S.A.	KRW	10,138,442	8,909,000	8,526,729	—	(382,271)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	3,104,580	2,605,388	2,611,044	5,656	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	15,153,153	12,858,000	12,813,600	—	(44,400)
Swedish Krona,
Expiring 04/15/20	Barclays Bank PLC	SEK	76,380	8,100,446	7,962,234	—	(138,212)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SEK	18,481	1,950,471	1,926,528	—	(23,943)
Swiss Franc,
Expiring 04/15/20	BNP Paribas S.A.	CHF	2,590	2,703,000	2,703,581	581	—
Expiring 04/15/20	HSBC Bank USA, N.A.	CHF	5,044	5,256,000	5,264,020	8,020	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CHF	2,873	2,995,120	2,998,764	3,644	—
Expiring 10/30/20	Goldman Sachs International	CHF	8,271	8,946,000	8,743,163	—	(202,837)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	3,720	3,945,000	3,932,281	—	(12,719)
Expiring 10/30/20	UBS AG	CHF	3,887	4,001,182	4,108,395	107,213	—
Thai Baht,
Expiring 03/18/20	BNP Paribas S.A.	THB	44,894	1,481,887	1,441,756	—	(40,131)
Expiring 03/18/20	Credit Suisse International	THB	335,111	10,984,000	10,761,996	—	(222,004)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	480,646	15,923,328	15,435,808	—	(487,520)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	222,117	7,261,845	7,133,216	—	(128,629)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	170,665	5,549,000	5,480,863	—	(68,137)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	87,068	2,820,475	2,796,168	—	(24,307)
Turkish Lira,
Expiring 02/28/20	HSBC Bank USA, N.A.	TRY	9,611	1,607,000	1,595,666	—	(11,334)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/18/20	Barclays Bank PLC	TRY	15,924	$ 2,635,000	$ 2,632,709	$ —	$ (2,291)
Expiring 03/18/20	Barclays Bank PLC	TRY	13,425	2,229,400	2,219,582	—	(9,818)
Expiring 03/18/20	Barclays Bank PLC	TRY	7,574	1,258,943	1,252,233	—	(6,710)
Expiring 04/30/20	Barclays Bank PLC	TRY	11,663	1,698,567	1,910,313	211,746	—
Expiring 04/30/20	Citibank, N.A.	TRY	5,178	881,000	848,148	—	(32,852)
Expiring 04/30/20	Deutsche Bank AG	TRY	3,736	373,000	611,852	238,852	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	90,834	14,164,000	14,877,630	713,630	—
Expiring 06/30/20	Bank of America, N.A.	TRY	7,742	1,162,000	1,251,583	89,583	—
Expiring 06/30/20	Deutsche Bank AG	TRY	175,019	16,910,000	28,294,757	11,384,757	—
Expiring 07/29/20	Barclays Bank PLC	TRY	37,033	5,158,486	5,947,817	789,331	—
Expiring 10/30/20	Barclays Bank PLC	TRY	6,807	978,311	1,072,430	94,119	—
Expiring 10/30/20	Barclays Bank PLC	TRY	1,883	300,676	296,715	—	(3,961)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	4,818	697,000	759,081	62,081	—
Expiring 12/23/20	Goldman Sachs International	TRY	5,343	836,000	831,911	—	(4,089)
Expiring 02/26/21	Barclays Bank PLC	TRY	26,637	3,375,579	4,085,530	709,951	—
Expiring 02/26/21	Barclays Bank PLC	TRY	14,639	2,008,630	2,245,373	236,743	—
Expiring 02/26/21	Barclays Bank PLC	TRY	10,388	1,610,958	1,593,300	—	(17,658)
Expiring 02/26/21	Barclays Bank PLC	TRY	10,093	1,396,000	1,548,074	152,074	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	154,606	18,616,000	23,713,415	5,097,415	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 05/28/21	BNP Paribas S.A.	TRY	10,016	$ 1,287,000	$ 1,501,747	$ 214,747	$ —
Expiring 05/28/21	Goldman Sachs International	TRY	3,514	507,678	526,813	19,135	—
				$2,271,588,595	$2,289,704,058	42,717,281	(24,601,818)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/28/20	Barclays Bank PLC	AUD	1,975	$ 1,381,000	$ 1,322,751	$ 58,249	$ —
Expiring 02/28/20	HSBC Bank USA, N.A.	AUD	2,494	1,724,000	1,670,467	53,533	—
Expiring 02/28/20	The Toronto-Dominion Bank	AUD	1,954	1,351,000	1,308,991	42,009	—
Expiring 04/17/20	Barclays Bank PLC	AUD	13,520	9,300,496	9,063,713	236,783	—
Expiring 04/17/20	Barclays Bank PLC	AUD	5,496	3,771,151	3,684,197	86,954	—
Expiring 04/17/20	Barclays Bank PLC	AUD	5,081	3,507,001	3,405,969	101,032	—
Expiring 04/17/20	Barclays Bank PLC	AUD	2,015	1,385,000	1,350,868	34,132	—
Expiring 04/17/20	Citibank, N.A.	AUD	4,058	2,807,694	2,720,181	87,513	—
Expiring 04/17/20	Citibank, N.A.	AUD	931	623,928	624,316	—	(388)
Expiring 04/17/20	HSBC Bank USA, N.A.	AUD	1,788	1,201,000	1,198,928	2,072	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	AUD	3,089	2,137,467	2,070,681	66,786	—
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	2,575	1,766,733	1,733,477	33,256	—
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	13,133	3,071,702	3,065,832	5,870	—
Expiring 02/04/20	BNP Paribas S.A.	BRL	8,529	2,032,000	1,991,117	40,883	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/04/20	Citibank, N.A.	BRL	7,980	$ 1,957,471	$ 1,862,887	$ 94,584	$ —
Expiring 02/04/20	Deutsche Bank AG	BRL	6,175	1,486,993	1,441,489	45,504	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	118,884	28,194,875	27,752,664	442,211	—
Expiring 03/03/20	The Toronto-Dominion Bank	BRL	67,079	16,021,482	15,636,082	385,400	—
Expiring 03/31/20	Bank of America, N.A.	BRL	79,613	18,932,000	18,529,698	402,302	—
Expiring 03/31/20	Bank of America, N.A.	BRL	6,758	1,641,000	1,573,015	67,985	—
Expiring 03/31/20	Bank of America, N.A.	BRL	6,420	1,540,000	1,494,300	45,700	—
Expiring 03/31/20	BNP Paribas S.A.	BRL	5,419	1,327,000	1,261,214	65,786	—
Expiring 03/31/20	Citibank, N.A.	BRL	13,298	3,261,000	3,095,161	165,839	—
Expiring 03/31/20	Citibank, N.A.	BRL	9,334	2,176,000	2,172,455	3,545	—
Expiring 03/31/20	Citibank, N.A.	BRL	9,295	2,303,000	2,163,367	139,633	—
Expiring 03/31/20	Citibank, N.A.	BRL	5,650	1,352,000	1,315,026	36,974	—
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	16,251	3,822,000	3,782,415	39,585	—
Expiring 03/31/20	HSBC Bank USA, N.A.	BRL	10,942	2,606,000	2,546,802	59,198	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	42,174	11,787,000	9,815,870	1,971,130	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	9,484	2,282,267	2,207,369	74,898	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	4,978	1,180,000	1,158,578	21,422	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	18,294	4,482,742	4,257,900	224,842	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	11,229	2,755,000	2,613,611	141,389	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/20	Morgan Stanley & Co. International PLC	BRL	6,725	$ 1,625,000	$ 1,565,204	$ 59,796	$ —
Expiring 06/30/20	Deutsche Bank AG	BRL	88,992	21,600,000	20,624,398	975,602	—
Expiring 07/29/20	Deutsche Bank AG	BRL	29,229	6,610,000	6,762,860	—	(152,860)
Expiring 08/31/20	Citibank, N.A.	BRL	2,686	663,819	620,286	43,533	—
Expiring 08/31/20	Deutsche Bank AG	BRL	28,784	6,280,000	6,647,892	—	(367,892)
Expiring 12/23/20	Citibank, N.A.	BRL	19,657	4,824,000	4,507,988	316,012	—
Expiring 12/23/20	Citibank, N.A.	BRL	4,358	1,065,453	999,493	65,960	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	46,068	11,571,000	10,564,629	1,006,371	—
Expiring 01/29/21	Bank of America, N.A.	BRL	5,513	1,324,200	1,261,175	63,025	—
Expiring 01/29/21	Citibank, N.A.	BRL	43,567	10,642,000	9,967,261	674,739	—
Expiring 03/31/21	Citibank, N.A.	BRL	122,798	28,955,000	27,935,456	1,019,544	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	23,832	5,878,515	5,421,448	457,067	—
Expiring 09/30/21	Bank of America, N.A.	BRL	100,848	23,296,000	22,561,113	734,887	—
Expiring 09/30/21	Deutsche Bank AG	BRL	121,158	26,978,000	27,104,687	—	(126,687)
British Pound,
Expiring 04/15/20	Barclays Bank PLC	GBP	2,833	3,696,000	3,749,069	—	(53,069)
Expiring 04/15/20	Barclays Bank PLC	GBP	1,539	2,032,562	2,036,425	—	(3,863)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	GBP	4,081	5,391,672	5,399,331	—	(7,659)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	38,128	49,678,513	50,450,411	—	(771,898)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	12,560	$ 16,384,580	$ 16,618,887	$ —	$ (234,307)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	1,212	1,586,000	1,603,561	—	(17,561)
Expiring 04/15/20	UBS AG	GBP	1,785	2,338,767	2,361,819	—	(23,052)
Expiring 07/29/20	Bank of America, N.A.	GBP	24,097	30,055,465	31,972,141	—	(1,916,676)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	7,993	10,441,656	10,633,698	—	(192,042)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	7,993	10,441,656	10,633,698	—	(192,042)
Canadian Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	3,066	2,326,000	2,316,757	9,243	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	2,358	1,789,000	1,781,811	7,189	—
Chilean Peso,
Expiring 02/28/20	Citibank, N.A.	CLP	1,073,340	1,340,000	1,340,616	—	(616)
Expiring 03/18/20	Barclays Bank PLC	CLP	2,924,528	3,683,285	3,652,000	31,285	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	2,508,167	3,374,603	3,132,070	242,533	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	1,416,661	1,836,725	1,769,054	67,671	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	1,128,854	1,452,369	1,409,654	42,715	—
Expiring 03/18/20	Citibank, N.A.	CLP	2,078,253	2,695,774	2,595,215	100,559	—
Expiring 03/18/20	Citibank, N.A.	CLP	1,848,924	2,401,450	2,308,842	92,608	—
Expiring 03/18/20	Citibank, N.A.	CLP	1,794,692	2,311,258	2,241,119	70,139	—
Expiring 03/18/20	Citibank, N.A.	CLP	1,339,640	1,736,669	1,672,874	63,795	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/18/20	HSBC Bank USA, N.A.	CLP	2,212,322	$ 2,874,900	$ 2,762,633	$ 112,267	$ —
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	7,635,931	9,629,472	9,535,357	94,115	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	2,498,621	3,327,232	3,120,150	207,082	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	2,471,603	3,179,000	3,086,410	92,590	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	1,965,884	2,637,000	2,454,894	182,106	—
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	6,452,502	8,122,485	8,057,552	64,933	—
Expiring 10/29/21	Bank of America, N.A.	CLP	4,482,493	5,687,000	5,572,678	114,322	—
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	112,843	15,905,460	16,112,737	—	(207,277)
Expiring 02/14/20	Goldman Sachs International	CNH	64,234	9,101,000	9,171,871	—	(70,871)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	113,455	16,411,071	16,200,101	210,970	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	59,927	8,589,000	8,556,949	32,051	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	55,319	7,902,000	7,898,916	3,084	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	41,365	5,998,245	5,906,495	91,750	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	40,864	5,856,137	5,834,975	21,162	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	35,068	5,092,705	5,007,286	85,419	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	11,081	1,572,713	1,582,283	—	(9,570)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	9,217	1,308,416	1,316,075	—	(7,659)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	7,836	1,137,767	1,118,960	18,807	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	7,747	$ 1,116,072	$ 1,106,208	$ 9,864	$ —
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	5,217	745,017	744,881	136	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	22,116	3,160,171	3,157,895	2,276	—
Expiring 02/14/20	Morgan Stanley & Co. International PLC	CNH	41,966	5,944,000	5,992,333	—	(48,333)
Expiring 02/14/20	The Toronto-Dominion Bank	CNH	17,802	2,546,877	2,541,964	4,913	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	71,818	10,657,000	10,249,249	407,751	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	61,753	8,864,088	8,707,542	156,546	—
Colombian Peso,
Expiring 03/18/20	BNP Paribas S.A.	COP	3,041,220	910,000	886,663	23,337	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	72,418,055	20,903,491	21,113,371	—	(209,880)
Expiring 03/18/20	UBS AG	COP	3,946,041	1,157,000	1,150,462	6,538	—
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	51,584	2,250,000	2,268,297	—	(18,297)
Expiring 04/15/20	Citibank, N.A.	CZK	26,198	1,143,000	1,152,026	—	(9,026)
Euro,
Expiring 02/28/20	Bank of America, N.A.	EUR	6,895	8,400,868	7,660,012	740,856	—
Expiring 02/28/20	Bank of America, N.A.	EUR	1,197	1,340,000	1,329,989	10,011	—
Expiring 02/28/20	BNP Paribas S.A.	EUR	9,958	12,566,000	11,062,857	1,503,143	—
Expiring 02/28/20	HSBC Bank USA, N.A.	EUR	1,344	1,489,000	1,492,657	—	(3,657)
Expiring 04/15/20	Deutsche Bank AG	EUR	35,709	40,032,540	39,788,046	244,494	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	24,613	27,541,455	27,424,253	117,202	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	12,890	$ 14,318,623	$ 14,362,271	$ —	$ (43,648)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	9,065	10,036,341	10,100,415	—	(64,074)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	6,550	7,261,845	7,297,600	—	(35,755)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	3,201	3,569,127	3,566,708	2,419	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	74	82,386	82,966	—	(580)
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,015	2,399,318	2,258,579	140,739	—
Expiring 07/29/20	UBS AG	EUR	3,951	4,814,659	4,429,605	385,054	—
Expiring 08/31/20	HSBC Bank USA, N.A.	EUR	2,460	2,752,642	2,762,426	—	(9,784)
Expiring 10/30/20	HSBC Bank USA, N.A.	EUR	2,003	2,249,473	2,256,981	—	(7,508)
Expiring 12/02/20	Citibank, N.A.	EUR	46,760	53,017,977	52,776,294	241,683	—
Hungarian Forint,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	2,863,897	9,621,210	9,442,359	178,851	—
Indian Rupee,
Expiring 02/28/20	HSBC Bank USA, N.A.	INR	127,402	1,745,000	1,774,003	—	(29,003)
Expiring 03/18/20	Citibank, N.A.	INR	322,141	4,455,000	4,473,149	—	(18,149)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	468,860	6,480,000	6,510,448	—	(30,448)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	251,178	3,479,950	3,487,773	—	(7,823)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	264,579	3,647,100	3,673,859	—	(26,759)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	450,791	5,890,000	6,104,424	—	(214,424)
Expiring 12/23/20	BNP Paribas S.A.	INR	257,208	3,333,000	3,461,810	—	(128,810)
Expiring 02/26/21	Bank of America, N.A.	INR	257,903	3,425,000	3,445,046	—	(20,046)
Expiring 02/26/21	Goldman Sachs International	INR	96,088	1,250,000	1,283,531	—	(33,531)
Expiring 09/30/21	Bank of America, N.A.	INR	896,369	11,578,000	11,666,984	—	(88,984)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 03/18/20	Goldman Sachs International	IDR	283,518,000	$ 19,872,293	$ 20,428,429	$ —	$ (556,136)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	30,882,066	2,190,000	2,225,157	—	(35,157)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	28,503,914	2,011,000	2,053,803	—	(42,803)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	33,967,381	2,421,000	2,447,464	—	(26,464)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	IDR	23,423,355	1,663,000	1,687,732	—	(24,732)
Expiring 03/18/20	UBS AG	IDR	29,066,580	2,052,000	2,094,345	—	(42,345)
Israeli Shekel,
Expiring 02/28/20	Bank of America, N.A.	ILS	8,180	2,348,000	2,373,109	—	(25,109)
Expiring 02/28/20	Citibank, N.A.	ILS	25,386	7,273,000	7,365,115	—	(92,115)
Expiring 02/28/20	HSBC Bank USA, N.A.	ILS	5,928	1,710,000	1,719,726	—	(9,726)
Expiring 02/28/20	HSBC Bank USA, N.A.	ILS	3,271	946,792	948,894	—	(2,102)
Expiring 03/18/20	Bank of America, N.A.	ILS	17,307	4,971,000	5,025,924	—	(54,924)
Expiring 03/18/20	Barclays Bank PLC	ILS	18,177	5,256,000	5,278,662	—	(22,662)
Expiring 03/18/20	Barclays Bank PLC	ILS	11,283	3,269,250	3,276,415	—	(7,165)
Expiring 03/18/20	Citibank, N.A.	ILS	10,845	3,144,400	3,149,356	—	(4,956)
Expiring 06/30/20	Citibank, N.A.	ILS	62,183	18,129,000	18,150,096	—	(21,096)
Expiring 06/30/21	Citibank, N.A.	ILS	33,655	9,997,000	9,979,334	17,666	—
Japanese Yen,
Expiring 02/28/20	Bank of America, N.A.	JPY	1,208,225	11,185,400	11,167,137	18,263	—
Expiring 02/28/20	Bank of America, N.A.	JPY	360,604	3,305,000	3,332,918	—	(27,918)
Expiring 02/28/20	Bank of America, N.A.	JPY	277,881	2,528,000	2,568,343	—	(40,343)
Expiring 02/28/20	Bank of America, N.A.	JPY	258,563	2,366,000	2,389,791	—	(23,791)
Expiring 02/28/20	Bank of America, N.A.	JPY	195,225	1,803,000	1,804,382	—	(1,382)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/28/20	Bank of America, N.A.	JPY	156,352	$ 1,431,000	$ 1,445,098	$ —	$ (14,098)
Expiring 02/28/20	Bank of America, N.A.	JPY	114,764	1,064,000	1,060,721	3,279	—
Expiring 02/28/20	Citibank, N.A.	JPY	781,856	7,365,508	7,226,383	139,125	—
Expiring 02/28/20	Citibank, N.A.	JPY	396,124	3,604,000	3,661,216	—	(57,216)
Expiring 02/28/20	Citibank, N.A.	JPY	377,975	3,489,000	3,493,471	—	(4,471)
Expiring 02/28/20	Citibank, N.A.	JPY	211,551	1,951,000	1,955,283	—	(4,283)
Expiring 02/28/20	HSBC Bank USA, N.A.	JPY	476,827	4,407,000	4,407,121	—	(121)
Expiring 02/28/20	JPMorgan Chase Bank, N.A.	JPY	300,092	2,757,000	2,773,630	—	(16,630)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	JPY	404,163	3,707,000	3,735,514	—	(28,514)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	JPY	155,372	1,429,000	1,436,039	—	(7,039)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	JPY	154,278	1,427,000	1,425,926	1,074	—
Expiring 03/31/20	Citibank, N.A.	JPY	79,712	747,000	738,143	8,857	—
Expiring 04/15/20	Bank of America, N.A.	JPY	332,014	3,075,000	3,076,981	—	(1,981)
Expiring 04/15/20	Barclays Bank PLC	JPY	328,781	3,006,000	3,047,016	—	(41,016)
Expiring 04/15/20	Barclays Bank PLC	JPY	260,605	2,380,000	2,415,184	—	(35,184)
Expiring 04/15/20	Citibank, N.A.	JPY	379,651	3,512,875	3,518,459	—	(5,584)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	JPY	250,749	2,291,626	2,323,849	—	(32,223)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	103,808	949,199	962,053	—	(12,854)
Expiring 04/15/20	UBS AG	JPY	316,567	2,892,164	2,933,826	—	(41,662)
Expiring 07/29/20	Deutsche Bank AG	JPY	556,025	5,341,000	5,180,574	160,426	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/27/20	Bank of America, N.A.	JPY	644,087	$ 6,027,000	$ 6,036,389	$ —	$ (9,389)
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	358,416	3,431,792	3,359,598	72,194	—
Expiring 12/30/20	Bank of America, N.A.	JPY	717,296	6,918,360	6,733,941	184,419	—
Expiring 01/29/21	Bank of America, N.A.	JPY	931,761	8,797,000	8,761,004	35,996	—
Expiring 01/29/21	Citibank, N.A.	JPY	1,010,155	9,887,000	9,498,116	388,884	—
Expiring 01/29/21	Deutsche Bank AG	JPY	1,353,580	12,882,038	12,727,219	154,819	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,679,332	16,646,000	16,573,139	72,861	—
Expiring 10/31/23	Citibank, N.A.	JPY	628,883	6,526,054	6,206,379	319,675	—
Mexican Peso,
Expiring 02/28/20	Morgan Stanley & Co. International PLC	MXN	109,456	5,438,000	5,768,741	—	(330,741)
Expiring 03/18/20	Citibank, N.A.	MXN	104,318	5,252,000	5,482,001	—	(230,001)
Expiring 03/18/20	Citibank, N.A.	MXN	67,136	3,538,316	3,528,057	10,259	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	66,999	3,528,924	3,520,880	8,044	—
Expiring 04/30/20	Citibank, N.A.	MXN	325,325	15,608,000	16,991,197	—	(1,383,197)
Expiring 04/30/20	Citibank, N.A.	MXN	47,844	2,429,977	2,498,815	—	(68,838)
Expiring 04/30/20	UBS AG	MXN	30,055	1,325,000	1,569,732	—	(244,732)
Expiring 05/29/20	Citibank, N.A.	MXN	92,666	4,685,947	4,819,883	—	(133,936)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	183,646	9,299,000	9,552,079	—	(253,079)
Expiring 10/30/20	Deutsche Bank AG	MXN	459,398	20,095,000	23,381,081	—	(3,286,081)
Expiring 01/29/21	Citibank, N.A.	MXN	173,457	8,253,000	8,718,010	—	(465,010)
Expiring 04/29/21	Citibank, N.A.	MXN	91,630	4,427,931	4,548,221	—	(120,290)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	238,725	11,024,000	11,849,527	—	(825,527)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	138,424	$ 6,479,000	$ 6,870,914	$ —	$ (391,914)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	463,178	20,111,923	20,884,004	—	(772,081)
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	269,203	9,017,000	8,882,742	134,258	—
Expiring 03/18/20	Citibank, N.A.	TWD	227,780	7,647,000	7,515,932	131,068	—
Expiring 03/18/20	Credit Suisse International	TWD	240,378	8,030,000	7,931,635	98,365	—
Expiring 03/18/20	Credit Suisse International	TWD	203,091	6,826,000	6,701,278	124,722	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	332,338	11,155,000	10,965,978	189,022	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	299,593	10,089,000	9,885,517	203,483	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	211,500	7,058,000	6,978,761	79,239	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	197,312	6,605,000	6,510,622	94,378	—
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	58,138	38,397,448	37,618,742	778,706	—
Expiring 04/17/20	BNP Paribas S.A.	NZD	3,449	2,252,000	2,231,467	20,533	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	3,455	2,265,000	2,235,393	29,607	—
Norwegian Krone,
Expiring 04/15/20	Bank of America, N.A.	NOK	24,217	2,685,000	2,633,562	51,438	—
Expiring 04/15/20	Barclays Bank PLC	NOK	13,745	1,549,000	1,494,786	54,214	—
Expiring 04/15/20	BNP Paribas S.A.	NOK	11,922	1,292,000	1,296,560	—	(4,560)
Expiring 04/15/20	Deutsche Bank AG	NOK	25,256	2,755,000	2,746,602	8,398	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/15/20	Goldman Sachs International	NOK	18,594	$ 2,017,000	$ 2,022,095	$ —	$ (5,095)
Peruvian Nuevo Sol,
Expiring 03/18/20	Bank of America, N.A.	PEN	12,052	3,621,000	3,552,975	68,025	—
Expiring 03/18/20	Bank of America, N.A.	PEN	3,335	980,875	983,062	—	(2,187)
Expiring 03/18/20	Barclays Bank PLC	PEN	7,254	2,179,000	2,138,386	40,614	—
Expiring 03/18/20	Citibank, N.A.	PEN	8,718	2,614,000	2,569,901	44,099	—
Expiring 03/18/20	Citibank, N.A.	PEN	8,360	2,510,200	2,464,597	45,603	—
Expiring 03/18/20	Citibank, N.A.	PEN	5,744	1,688,000	1,693,231	—	(5,231)
Expiring 03/18/20	Goldman Sachs International	PEN	43,252	12,766,089	12,750,180	15,909	—
Expiring 03/18/20	Goldman Sachs International	PEN	14,974	4,494,000	4,414,344	79,656	—
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	121,734	2,387,816	2,380,618	7,198	—
Expiring 03/18/20	BNP Paribas S.A.	PHP	78,685	1,543,000	1,538,756	4,244	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	276,960	5,429,000	5,416,191	12,809	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	222,124	4,346,000	4,343,820	2,180	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	216,716	4,245,000	4,238,056	6,944	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	188,728	3,702,000	3,690,732	11,268	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	199,066	3,919,000	3,892,893	26,107	—
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	15,235	3,919,000	3,933,642	—	(14,642)
Russian Ruble,
Expiring 03/18/20	Bank of America, N.A.	RUB	166,430	2,671,000	2,589,860	81,140	—
Expiring 03/18/20	Barclays Bank PLC	RUB	179,440	2,843,000	2,792,315	50,685	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	221,381	$ 3,582,795	$ 3,444,965	$ 137,830	$ —
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	188,458	3,025,000	2,932,636	92,364	—
Expiring 03/31/20	Citibank, N.A.	RUB	305,303	4,444,000	4,743,636	—	(299,636)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	315,168	4,163,386	4,896,922	—	(733,536)
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,300,164	17,637,000	19,588,570	—	(1,951,570)
Expiring 12/23/20	BNP Paribas S.A.	RUB	511,647	7,179,000	7,708,594	—	(529,594)
Expiring 04/29/21	Deutsche Bank AG	RUB	310,353	4,577,000	4,611,185	—	(34,185)
Singapore Dollar,
Expiring 03/18/20	BNP Paribas S.A.	SGD	12,476	9,195,000	9,143,926	51,074	—
Expiring 03/18/20	BNP Paribas S.A.	SGD	8,772	6,482,968	6,429,116	53,852	—
South African Rand,
Expiring 03/18/20	Barclays Bank PLC	ZAR	163,566	11,006,780	10,829,313	177,467	—
Expiring 03/18/20	BNP Paribas S.A.	ZAR	229	15,873	15,144	729	—
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	32,478	2,236,500	2,150,310	86,190	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	35,837	2,408,000	2,372,673	35,327	—
Expiring 03/31/20	Barclays Bank PLC	ZAR	18,478	1,228,999	1,221,173	7,826	—
Expiring 03/31/20	Goldman Sachs International	ZAR	18,263	1,154,000	1,206,941	—	(52,941)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	47,759	3,124,596	3,156,324	—	(31,728)
Expiring 07/29/20	Barclays Bank PLC	ZAR	10,374	674,837	674,948	—	(111)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/29/20	BNP Paribas S.A.	ZAR	145,671	$ 8,926,000	$ 9,477,215	$ —	$ (551,215)
Expiring 09/30/20	Barclays Bank PLC	ZAR	46,535	3,000,925	3,003,506	—	(2,581)
Expiring 09/30/20	Goldman Sachs International	ZAR	27,092	1,693,000	1,748,623	—	(55,623)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	139,816	9,509,000	9,024,166	484,834	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	217,589	13,853,000	13,826,262	26,738	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	91,483	5,897,000	5,813,111	83,889	—
Expiring 12/23/21	Goldman Sachs International	ZAR	21,115	1,332,000	1,282,579	49,421	—
South Korean Won,
Expiring 02/28/20	Bank of America, N.A.	KRW	4,127,203	3,463,000	3,451,373	11,627	—
Expiring 02/28/20	Barclays Bank PLC	KRW	3,102,449	2,635,000	2,594,422	40,578	—
Expiring 02/28/20	Citibank, N.A.	KRW	1,291,779	1,079,000	1,080,250	—	(1,250)
Expiring 02/28/20	HSBC Bank USA, N.A.	KRW	14,797,332	12,336,250	12,374,265	—	(38,015)
Expiring 03/18/20	Barclays Bank PLC	KRW	4,710,026	3,962,000	3,940,512	21,488	—
Expiring 03/18/20	BNP Paribas S.A.	KRW	5,807,648	4,928,000	4,858,808	69,192	—
Expiring 03/18/20	BNP Paribas S.A.	KRW	5,587,490	4,712,000	4,674,618	37,382	—
Expiring 03/18/20	Goldman Sachs International	KRW	9,667,372	8,114,500	8,087,938	26,562	—
Expiring 03/18/20	Goldman Sachs International	KRW	7,217,253	6,245,000	6,038,114	206,886	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	5,175,579	4,329,000	4,330,005	—	(1,005)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	6,839,819	5,915,775	5,722,345	193,430	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	4,802,070	$ 4,071,000	$ 4,017,519	$ 53,481	$ —
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	12,067,847	10,356,000	10,108,742	247,258	—
Expiring 10/30/20	Deutsche Bank AG	KRW	13,243,022	11,446,000	11,137,773	308,227	—
Expiring 07/30/21	Deutsche Bank AG	KRW	14,800,914	12,618,000	12,515,745	102,255	—
Swedish Krona,
Expiring 04/15/20	BNP Paribas S.A.	SEK	16,275	1,692,000	1,696,540	—	(4,540)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SEK	32,040	3,360,000	3,339,989	20,011	—
Swiss Franc,
Expiring 04/15/20	Barclays Bank PLC	CHF	2,487	2,585,000	2,595,935	—	(10,935)
Expiring 04/15/20	BNP Paribas S.A.	CHF	23,022	23,849,917	24,027,394	—	(177,477)
Expiring 04/15/20	BNP Paribas S.A.	CHF	2,359	2,435,000	2,462,002	—	(27,002)
Expiring 10/30/20	Bank of America, N.A.	CHF	11,723	12,407,000	12,391,915	15,085	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	4,155	4,379,565	4,391,924	—	(12,359)
Thai Baht,
Expiring 03/18/20	Barclays Bank PLC	THB	213,096	7,041,000	6,843,517	197,483	—
Expiring 03/18/20	Barclays Bank PLC	THB	175,927	5,837,000	5,649,855	187,145	—
Expiring 03/18/20	Citibank, N.A.	THB	164,805	5,466,000	5,292,681	173,319	—
Expiring 03/18/20	Credit Suisse International	THB	268,259	8,839,000	8,615,074	223,926	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	269,221	8,935,000	8,645,973	289,027	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	41,897	$ 6,974,000	$ 6,926,867	$ 47,133	$ —
Expiring 03/18/20	Barclays Bank PLC	TRY	23,548	3,895,000	3,893,198	1,802	—
Expiring 03/18/20	Barclays Bank PLC	TRY	19,104	3,210,649	3,158,566	52,083	—
Expiring 03/18/20	Barclays Bank PLC	TRY	17,462	2,877,000	2,886,985	—	(9,985)
Expiring 04/30/20	Citibank, N.A.	TRY	42,024	5,553,900	6,883,030	—	(1,329,130)
Expiring 04/30/20	Citibank, N.A.	TRY	17,501	2,708,903	2,866,462	—	(157,559)
Expiring 04/30/20	Citibank, N.A.	TRY	6,043	841,000	989,713	—	(148,713)
Expiring 04/30/20	Goldman Sachs International	TRY	62,763	10,884,000	10,279,865	604,135	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	11,919	1,844,000	1,952,226	—	(108,226)
Expiring 06/30/20	Barclays Bank PLC	TRY	55,902	7,876,880	9,037,557	—	(1,160,677)
Expiring 06/30/20	Citibank, N.A.	TRY	19,012	1,978,357	3,073,620	—	(1,095,263)
Expiring 06/30/20	Citibank, N.A.	TRY	9,131	948,000	1,476,205	—	(528,205)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	17,985	2,452,000	2,907,665	—	(455,665)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	80,729	12,254,000	13,051,291	—	(797,291)
Expiring 07/29/20	Citibank, N.A.	TRY	33,925	5,528,000	5,448,600	79,400	—
Expiring 10/30/20	Deutsche Bank AG	TRY	6,465	851,000	1,018,616	—	(167,616)
Expiring 10/30/20	Goldman Sachs International	TRY	7,043	1,015,000	1,109,610	—	(94,610)
Expiring 02/26/21	Citibank, N.A.	TRY	40,469	4,975,000	6,207,147	—	(1,232,147)
Expiring 02/26/21	Citibank, N.A.	TRY	21,754	2,583,626	3,336,644	—	(753,018)
Expiring 02/26/21	Goldman Sachs International	TRY	28,731	4,314,000	4,406,791	—	(92,791)
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	28,291	3,398,374	4,339,338	—	(940,964)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	97,117	$ 13,447,000	$ 14,895,772	$ —	$ (1,448,772)
Expiring 05/28/21	Goldman Sachs International	TRY	13,530	1,814,000	2,028,561	—	(214,561)
				$1,828,963,378	$1,834,014,763	25,513,952	(30,565,337)
						$68,231,233	$(55,167,155)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
02/28/20	Buy	AUD	6,000	JPY	472,950	$ —	$ (352,864)	BNP Paribas S.A.
02/28/20	Buy	JPY	1,415,148	AUD	18,781	501,315	—	Deutsche Bank AG
03/31/20	Buy	EUR	7,374	ZAR	124,584	—	(24,157)	Morgan Stanley & Co. International PLC
03/31/20	Buy	ZAR	142,211	EUR	7,654	877,410	—	Morgan Stanley & Co. International PLC
04/15/20	Buy	HUF	798,872	EUR	2,367	—	(3,059)	Barclays Bank PLC
04/15/20	Buy	HUF	901,749	EUR	2,683	—	(15,905)	Barclays Bank PLC
04/15/20	Buy	NOK	74,090	EUR	7,324	—	(103,145)	Barclays Bank PLC
04/30/20	Buy	EUR	12,312	TRY	92,869	—	(1,481,204)	Goldman Sachs International
04/30/20	Buy	TRY	121,707	EUR	13,219	5,193,108	—	BNP Paribas S.A.
07/29/20	Buy	EUR	14,276	TRY	138,149	—	(6,183,915)	BNP Paribas S.A.
07/29/20	Buy	TRY	101,116	EUR	8,310	6,924,282	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	4,792	ZAR	92,438	—	(608,462)	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	41,149	EUR	2,332	47,614	—	Goldman Sachs International
09/30/20	Buy	JPY	92,412	GBP	706	—	(74,434)	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
09/30/20	Buy	JPY	553,049	GBP	3,885	$ 6,454	$ —	Bank of America, N.A.
10/30/20	Buy	EUR	19,400	GBP	17,029	—	(784,616)	Morgan Stanley & Co. International PLC
10/30/20	Buy	GBP	13,269	EUR	15,448	237,837	—	Bank of America, N.A.
11/27/20	Buy	AUD	2,575	JPY	191,838	—	(64,425)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	382,815	AUD	4,906	285,439	—	Deutsche Bank AG
12/23/20	Buy	EUR	598	ZAR	10,827	—	(15,535)	Goldman Sachs International
12/23/20	Buy	EUR	1,738	ZAR	29,854	57,877	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	AUD	787	JPY	59,639	—	(29,789)	Goldman Sachs International
12/30/20	Buy	JPY	167,838	AUD	2,277	41,939	—	Deutsche Bank AG
12/30/20	Buy	JPY	1,033,015	AUD	14,026	250,437	—	Deutsche Bank AG
01/29/21	Buy	AUD	2,132	JPY	155,050	—	(21,094)	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	6,194	JPY	451,976	—	(92,021)	Deutsche Bank AG
05/28/21	Buy	JPY	641,372	AUD	9,247	—	(178,189)	Morgan Stanley & Co. International PLC
07/30/21	Buy	AUD	12,549	JPY	866,195	265,046	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	1,161,572	AUD	16,066	159,489	—	Morgan Stanley & Co. International PLC
10/31/23	Buy	AUD	8,947	JPY	599,449	168,360	—	Deutsche Bank AG
10/31/23	Buy	JPY	277,535	AUD	3,979	33,113	—	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(58,892)	Morgan Stanley & Co. International PLC
						$15,049,720	$(10,091,706)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/22	1.000%(Q)	1,500	0.215%	$ 35,371	$ (1,167)	$ 36,538	Citibank, N.A.
People’s Republic of China (D01)	12/20/22	1.000%(Q)	5,000	0.196%	120,680	(3,890)	124,570	Citibank, N.A.
Republic of Argentina (D01)	12/20/22	1.000%(Q)	1,500	151.012%	(921,589)	(1,167)	(920,422)	Citibank, N.A.
Republic of Brazil (D01)	12/20/22	1.000%(Q)	7,500	0.616%	90,659	(5,835)	96,494	Citibank, N.A.
Republic of Chile (D01)	12/20/22	1.000%(Q)	1,500	0.294%	31,953	(1,167)	33,120	Citibank, N.A.
Republic of Colombia (D01)	12/20/22	1.000%(Q)	2,000	0.451%	33,618	(1,556)	35,174	Citibank, N.A.
Republic of Indonesia (D01)	12/20/22	1.000%(Q)	2,000	0.353%	39,198	(1,556)	40,754	Citibank, N.A.
Republic of Panama (D01)	12/20/22	1.000%(Q)	1,500	0.223%	35,061	(1,167)	36,228	Citibank, N.A.
Republic of Peru (D01)	12/20/22	1.000%(Q)	1,500	0.231%	34,678	(1,167)	35,845	Citibank, N.A.
Republic of Philippines (D01)	12/20/22	1.000%(Q)	1,500	0.229%	34,770	(1,167)	35,937	Citibank, N.A.
Republic of South Africa (D01)	12/20/22	1.000%(Q)	4,500	1.292%	(31,488)	(3,501)	(27,987)	Citibank, N.A.
Republic of Turkey (D01)	12/20/22	1.000%(Q)	7,500	1.816%	(161,752)	(5,835)	(155,917)	Citibank, N.A.
Russian Federation (D01)	12/20/22	1.000%(Q)	4,500	0.354%	88,174	(3,501)	91,675	Citibank, N.A.
United Mexican States (D01)	12/20/22	1.000%(Q)	6,500	0.472%	105,362	(5,057)	110,419	Citibank, N.A.
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	2,250	0.271%	57,287	(932)	58,219	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D02)	06/20/23	1.000%(Q)	8,250	0.258%	$ 213,791	$ (3,419)	$ 217,210	Barclays Bank PLC
Republic of Argentina (D02)	06/20/23	1.000%(Q)	2,250	147.759%	(1,384,209)	(932)	(1,383,277)	Barclays Bank PLC
Republic of Brazil (D02)	06/20/23	1.000%(Q)	11,250	0.718%	118,187	(4,662)	122,849	Barclays Bank PLC
Republic of Chile (D02)	06/20/23	1.000%(Q)	2,250	0.346%	51,647	(932)	52,579	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	3,000	0.535%	49,824	(1,243)	51,067	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	3,000	0.442%	59,091	(1,243)	60,334	Barclays Bank PLC
Republic of Lebanon (D02)	06/20/23	1.000%(Q)	2,250	70.406%	(1,431,970)	(932)	(1,431,038)	Barclays Bank PLC
Republic of Panama (D02)	06/20/23	1.000%(Q)	2,250	0.280%	56,679	(932)	57,611	Barclays Bank PLC
Republic of Peru (D02)	06/20/23	1.000%(Q)	2,250	0.290%	55,867	(932)	56,799	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	2,250	0.276%	56,882	(932)	57,814	Barclays Bank PLC
Republic of South Africa (D02)	06/20/23	1.000%(Q)	6,750	1.453%	(91,705)	(2,797)	(88,908)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	10,500	2.002%	(327,750)	(4,351)	(323,399)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	6,750	0.428%	136,367	(2,797)	139,164	Barclays Bank PLC
United Mexican States (D02)	06/20/23	1.000%(Q)	9,750	0.556%	155,041	(4,040)	159,081	Barclays Bank PLC
Federation of Malaysia (D03)	12/20/23	1.000%(Q)	1,500	0.313%	40,995	(3,193)	44,188	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D03)	12/20/23	1.000%(Q)	5,000	0.304%	$ 138,407	$ (10,642)	$ 149,049	Citibank, N.A.
Republic of Argentina (D03)	12/20/23	1.000%(Q)	1,500	144.874%	(923,936)	(3,193)	(920,743)	Citibank, N.A.
Republic of Brazil (D03)	12/20/23	1.000%(Q)	7,500	0.795%	67,039	(15,964)	83,003	Citibank, N.A.
Republic of Chile (D03)	12/20/23	1.000%(Q)	1,500	0.384%	36,896	(3,193)	40,089	Citibank, N.A.
Republic of Colombia (D03)	12/20/23	1.000%(Q)	2,000	0.598%	32,816	(4,257)	37,073	Citibank, N.A.
Republic of Indonesia (D03)	12/20/23	1.000%(Q)	2,000	0.509%	39,588	(4,257)	43,845	Citibank, N.A.
Republic of Lebanon (D03)	12/20/23	1.000%(Q)	1,500	66.766%	(964,153)	(3,193)	(960,960)	Citibank, N.A.
Republic of Panama (D03)	12/20/23	1.000%(Q)	1,500	0.322%	40,497	(3,193)	43,690	Citibank, N.A.
Republic of Peru (D03)	12/20/23	1.000%(Q)	1,500	0.335%	39,798	(3,193)	42,991	Citibank, N.A.
Republic of Philippines (D03)	12/20/23	1.000%(Q)	1,500	0.312%	41,055	(3,193)	44,248	Citibank, N.A.
Republic of South Africa (D03)	12/20/23	1.000%(Q)	4,500	1.573%	(90,285)	(9,578)	(80,707)	Citibank, N.A.
Republic of Turkey (D03)	12/20/23	1.000%(Q)	7,500	2.140%	(304,880)	(15,964)	(288,916)	Citibank, N.A.
Russian Federation (D03)	12/20/23	1.000%(Q)	4,500	0.483%	93,630	(9,578)	103,208	Citibank, N.A.
United Mexican States (D03)	12/20/23	1.000%(Q)	6,500	0.619%	101,375	(13,835)	115,210	Citibank, N.A.
Emirate of Abu Dhabi (D04)	12/20/24	1.000%(Q)	600	0.404%	17,702	(425)	18,127	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D04)	12/20/24	1.000%(Q)	1,200	0.420%	$ 34,404	$ (851)	$ 35,255	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D04)	12/20/24	1.000%(Q)	600	0.670%	10,061	(425)	10,486	Morgan Stanley & Co. International PLC
People’s Republic of China (D04)	12/20/24	1.000%(Q)	2,700	0.418%	77,680	(1,914)	79,594	Morgan Stanley & Co. International PLC
Republic of Argentina (D04)	12/20/24	1.000%(Q)	1,500	140.467%	(927,215)	(1,064)	(926,151)	Morgan Stanley & Co. International PLC
Republic of Brazil (D04)	12/20/24	1.000%(Q)	3,600	1.041%	(2,616)	(2,553)	(63)	Morgan Stanley & Co. International PLC
Republic of Chile (D04)	12/20/24	1.000%(Q)	600	0.509%	14,675	(425)	15,100	Morgan Stanley & Co. International PLC
Republic of Colombia (D04)	12/20/24	1.000%(Q)	1,500	0.820%	14,459	(1,064)	15,523	Morgan Stanley & Co. International PLC
Republic of Indonesia (D04)	12/20/24	1.000%(Q)	2,400	0.672%	39,858	(1,702)	41,560	Morgan Stanley & Co. International PLC
Republic of Lebanon (D04)	12/20/24	1.000%(Q)	600	61.067%	(391,146)	(425)	(390,721)	Morgan Stanley & Co. International PLC
Republic of Panama (D04)	12/20/24	1.000%(Q)	600	0.461%	16,062	(425)	16,487	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D04)	12/20/24	1.000%(Q)	600	0.478%	$ 15,558	$ (425)	$ 15,983	Morgan Stanley & Co. International PLC
Republic of Philippines (D04)	12/20/24	1.000%(Q)	600	0.412%	17,422	(425)	17,847	Morgan Stanley & Co. International PLC
Republic of South Africa (D04)	12/20/24	1.000%(Q)	2,700	1.851%	(101,921)	(1,914)	(100,007)	Morgan Stanley & Co. International PLC
Republic of Turkey (D04)	12/20/24	1.000%(Q)	3,600	2.415%	(225,186)	(2,553)	(222,633)	Morgan Stanley & Co. International PLC
Russian Federation (D04)	12/20/24	1.000%(Q)	2,400	0.646%	42,955	(1,702)	44,657	Morgan Stanley & Co. International PLC
State of Qatar (D04)	12/20/24	1.000%(Q)	600	0.453%	16,271	(425)	16,696	Morgan Stanley & Co. International PLC
United Mexican States (D04)	12/20/24	1.000%(Q)	3,600	0.842%	31,045	(2,553)	33,598	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D05)	12/20/24	1.000%(Q)	1,000	0.404%	29,502	(494)	29,996	Bank of America, N.A.
Federation of Malaysia (D05)	12/20/24	1.000%(Q)	2,000	0.420%	57,340	(987)	58,327	Bank of America, N.A.
Kingdom of Saudi Arabia (D05)	12/20/24	1.000%(Q)	1,000	0.670%	16,767	(494)	17,261	Bank of America, N.A.
People’s Republic of China (D05)	12/20/24	1.000%(Q)	4,500	0.418%	129,467	(2,221)	131,688	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D05)	12/20/24	1.000%(Q)	2,500	140.467%	$(1,545,357)	$ (1,234)	$(1,544,123)	Bank of America, N.A.
Republic of Brazil (D05)	12/20/24	1.000%(Q)	6,000	1.041%	(4,360)	(2,962)	(1,398)	Bank of America, N.A.
Republic of Chile (D05)	12/20/24	1.000%(Q)	1,000	0.509%	24,457	(494)	24,951	Bank of America, N.A.
Republic of Colombia (D05)	12/20/24	1.000%(Q)	2,500	0.820%	24,098	(1,234)	25,332	Bank of America, N.A.
Republic of Indonesia (D05)	12/20/24	1.000%(Q)	4,000	0.672%	66,430	(1,975)	68,405	Bank of America, N.A.
Republic of Lebanon (D05)	12/20/24	1.000%(Q)	1,000	61.067%	(651,910)	(494)	(651,416)	Bank of America, N.A.
Republic of Panama (D05)	12/20/24	1.000%(Q)	1,000	0.461%	26,768	(494)	27,262	Bank of America, N.A.
Republic of Peru (D05)	12/20/24	1.000%(Q)	1,000	0.478%	25,928	(494)	26,422	Bank of America, N.A.
Republic of Philippines (D05)	12/20/24	1.000%(Q)	1,000	0.412%	29,035	(494)	29,529	Bank of America, N.A.
Republic of South Africa (D05)	12/20/24	1.000%(Q)	4,500	1.851%	(169,869)	(2,221)	(167,648)	Bank of America, N.A.
Republic of Turkey (D05)	12/20/24	1.000%(Q)	6,000	2.415%	(375,310)	(2,962)	(372,348)	Bank of America, N.A.
Russian Federation (D05)	12/20/24	1.000%(Q)	4,000	0.646%	71,591	(1,975)	73,566	Bank of America, N.A.
State of Qatar (D05)	12/20/24	1.000%(Q)	1,000	0.453%	27,117	(494)	27,611	Bank of America, N.A.
United Mexican States (D05)	12/20/24	1.000%(Q)	6,000	0.842%	51,741	(2,962)	54,703	Bank of America, N.A.
Emirate of Abu Dhabi (D06)	12/20/24	1.000%(Q)	1,000	0.404%	29,503	(1,655)	31,158	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D06)	12/20/24	1.000%(Q)	2,000	0.420%	$ 57,340	$ (3,311)	$ 60,651	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D06)	12/20/24	1.000%(Q)	1,000	0.670%	16,768	(1,655)	18,423	Morgan Stanley & Co. International PLC
People’s Republic of China (D06)	12/20/24	1.000%(Q)	4,500	0.418%	129,467	(7,449)	136,916	Morgan Stanley & Co. International PLC
Republic of Argentina (D06)	12/20/24	1.000%(Q)	2,500	140.467%	(1,545,357)	(4,139)	(1,541,218)	Morgan Stanley & Co. International PLC
Republic of Brazil (D06)	12/20/24	1.000%(Q)	6,000	1.041%	(4,359)	(9,932)	5,573	Morgan Stanley & Co. International PLC
Republic of Chile (D06)	12/20/24	1.000%(Q)	1,000	0.509%	24,458	(1,655)	26,113	Morgan Stanley & Co. International PLC
Republic of Colombia (D06)	12/20/24	1.000%(Q)	2,500	0.820%	24,098	(4,139)	28,237	Morgan Stanley & Co. International PLC
Republic of Indonesia (D06)	12/20/24	1.000%(Q)	4,000	0.672%	66,430	(6,622)	73,052	Morgan Stanley & Co. International PLC
Republic of Lebanon (D06)	12/20/24	1.000%(Q)	1,000	61.067%	(651,910)	(1,655)	(650,255)	Morgan Stanley & Co. International PLC
Republic of Panama (D06)	12/20/24	1.000%(Q)	1,000	0.461%	26,769	(1,655)	28,424	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D06)	12/20/24	1.000%(Q)	1,000	0.478%	$ 25,929	$ (1,655)	$ 27,584	Morgan Stanley & Co. International PLC
Republic of Philippines (D06)	12/20/24	1.000%(Q)	1,000	0.412%	29,036	(1,655)	30,691	Morgan Stanley & Co. International PLC
Republic of South Africa (D06)	12/20/24	1.000%(Q)	4,500	1.851%	(169,869)	(7,449)	(162,420)	Morgan Stanley & Co. International PLC
Republic of Turkey (D06)	12/20/24	1.000%(Q)	6,000	2.415%	(375,309)	(9,932)	(365,377)	Morgan Stanley & Co. International PLC
Russian Federation (D06)	12/20/24	1.000%(Q)	4,000	0.646%	71,591	(6,622)	78,213	Morgan Stanley & Co. International PLC
State of Qatar (D06)	12/20/24	1.000%(Q)	1,000	0.453%	27,118	(1,655)	28,773	Morgan Stanley & Co. International PLC
United Mexican States (D06)	12/20/24	1.000%(Q)	6,000	0.842%	51,742	(9,932)	61,674	Morgan Stanley & Co. International PLC
					$(9,934,486)	$(303,957)	$(9,630,529)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.28.V2 (D01)	12/20/22	1.000%(Q)	48,500	$ 467,432	$ (24,109)	$ 491,541	Citibank, N.A.
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	75,000	2,177,401	(38,340)	2,215,741	Barclays Bank PLC
CDX.EM.30.V1 (D03)	12/20/23	1.000%(Q)	50,000	1,591,988	41,852	1,550,136	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.32.V1 (D04)	12/20/24	1.000%(Q)	30,000	$1,270,381	$ (32,548)	$1,302,929	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D05)	12/20/24	1.000%(Q)	50,000	2,117,303	(103,549)	2,220,852	Bank of America, N.A.
CDX.EM.32.V1 (D06)	12/20/24	1.000%(Q)	50,000	2,117,302	8,001	2,109,301	Morgan Stanley & Co. International PLC
				$9,741,807	$(148,693)	$9,890,500
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D06).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	02/27/20	0.500%(M)	EUR	2,051	*	$ 1,011	$—	$ 1,011	Goldman Sachs International
American Money Management Corporation	02/27/20	1.000%(M)		264	*	235	—	235	Goldman Sachs International
AXA CLO	02/27/20	1.000%(M)		465	1.000%	413	—	413	Goldman Sachs International
Bardin Hill Loan Advisors European Funding	02/27/20	1.000%(M)	EUR	379	*	374	—	374	Goldman Sachs International
Barings CLO	02/27/20	1.000%(M)		79	*	70	—	70	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	02/28/20	1.250%(M)		345	*	347	—	347	Goldman Sachs International
BlueMountain CLO	02/27/20	0.500%(M)	EUR	987	*	487	—	487	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Carlyle CLO	02/27/20	1.000%(M)	247	*	$ 219	$—	$ 219	Goldman Sachs International
Chase Mortgage	02/28/20	1.250%(M)	802	*	806	—	806	Goldman Sachs International
CIFC CLO	02/27/20	1.000%(M)	146	*	129	—	129	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)	1,232	*	68	—	68	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)	943	*	52	—	52	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)	878	*	49	—	49	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)	673	*	37	—	37	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)	636	*	35	—	35	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)	432	*	24	—	24	Goldman Sachs International
Connecticut Avenue Securities	02/28/20	1.250%(M)	4,324	*	4,349	—	4,349	Goldman Sachs International
Connecticut Avenue Securities	02/28/20	1.250%(M)	2,845	*	2,861	—	2,861	Goldman Sachs International
Connecticut Avenue Securities	02/28/20	1.250%(M)	1,552	*	1,561	—	1,561	Goldman Sachs International
Countrywide Home Equity	02/28/20	1.250%(M)	325	*	23	—	23	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Crescent CLO	02/27/20	1.000%(M)		470	*	$ 417	$—	$ 417	Goldman Sachs International
CVC CLO	02/27/20	0.500%(M)	EUR	1,395	*	688	—	688	Goldman Sachs International
DFG CLO	02/27/20	1.000%(M)		131	*	116	—	116	Goldman Sachs International
Fannie Mae	02/28/20	1.250%(M)		4,345	*	4,369	—	4,369	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)		2,898	*	2,915	—	2,915	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)		2,100	*	2,112	—	2,112	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)		149	*	150	—	150	Goldman Sachs International
Freddie Mac	02/28/20	1.250%(M)		3,167	*	3,185	—	3,185	Goldman Sachs International
GMAC Home Equity	02/28/20	1.250%(M)		1,831	*	1,842	—	1,842	Goldman Sachs International
GMAC Home Equity	02/28/20	1.250%(M)		639	*	642	—	642	Goldman Sachs International
GS Mortgage Securities Trust	02/27/20	1.250%(M)		544	*	30	—	30	Goldman Sachs International
GSAMP Home Equity	02/28/20	1.250%(M)		758	*	762	—	762	Goldman Sachs International
GSRPM Mortgage Loan Trust	02/28/20	1.250%(M)		378	*	380	—	380	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
ICG CLO	02/27/20	1.000%(M)		148	*	$ 131	$—	$ 131	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/20	1.250%(M)		1,219	*	68	—	68	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/20	1.250%(M)		943	*	52	—	52	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	02/27/20	1.250%(M)		553	*	31	—	31	Goldman Sachs International
LCM CLO	02/27/20	1.000%(M)		81	*	72	—	72	Goldman Sachs International
LSTAR Securities Investment	02/28/20	1.250%(M)		632	*	635	—	635	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/20	1.250%(M)		644	*	36	—	36	Goldman Sachs International
Morgan Stanley Capital I Trust	02/27/20	1.250%(M)		996	*	55	—	55	Goldman Sachs International
Octagon CLO	02/27/20	1.000%(M)		38	*	33	—	33	Goldman Sachs International
Permira Advisers LLC	02/27/20	0.500%(M)	EUR	1,113	*	549	—	549	Goldman Sachs International
Structured Agency Credit Risk	02/28/20	1.250%(M)		1,401	*	1,409	—	1,409	Goldman Sachs International
Trimaran CLO	02/27/20	1.000%(M)		541	*	480	—	480	Goldman Sachs International
Voya CLO	02/27/20	1.000%(M)		401	*	356	—	356	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wamu POA	02/28/20	1.250%(M)	314	*	$ 315	$—	$ 315	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/20	1.250%(M)	1,830	*	102	—	102	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/20	1.250%(M)	341	*	19	—	19	Goldman Sachs International
Wells Fargo Home Equity	02/28/20	1.250%(M)	497	*	500	—	500	Goldman Sachs International
					$35,601	$—	$35,601

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	12/20/20	1.000%(Q)	EUR	2,110	$ (19,394)	$ (13,563)	$ (5,831)	Citibank, N.A.
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	2,000	(24,424)	90,743	(115,167)	Barclays Bank PLC
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	40,958	41,565	(607)	Barclays Bank PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	345,575	462,838	(117,263)	Deutsche Bank AG
Hellenic Republic	06/20/23	1.000%(Q)		1,400	(19,017)	94,166	(113,183)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		3,200	(90,690)	(55,094)	(35,596)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		5,450	(22,113)	10,538	(32,651)	Citibank, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		2,690	(10,915)	5,118	(16,033)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		9,585	5,701,773	5,477,437	224,336	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		14,270	(243,189)	138,012	(381,201)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	12,700	(203,326)	88,724	(292,050)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	EUR	10,455	(167,384)	100,839	(268,223)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		3,700	(63,055)	40,193	(103,248)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	5,145	43,592	267,055	(223,463)	Barclays Bank PLC
					$5,268,391	$6,748,571	$(1,480,180)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/20	1.000%(Q)		1,000	1.227%	$ 315	$ (7,305)	$ 7,620	Deutsche Bank AG
AT&T, Inc.	06/20/20	1.000%(Q)		1,000	0.143%	4,531	3,315	1,216	BNP Paribas S.A.
Banco Do Brasil SA	12/20/20	1.000%(Q)		5,000	0.731%	17,885	—	17,885	Bank of America, N.A.
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	3,100	0.146%	15,616	11,239	4,377	Citibank, N.A.
Bombardier Inc.	03/20/20	5.000%(Q)		800	1.941%	8,087	3,308	4,779	JPMorgan Chase Bank, N.A.
Bombardier Inc.	06/20/20	5.000%(Q)		4,200	2.239%	69,909	49,275	20,634	JPMorgan Chase Bank, N.A.
Citigroup Inc.	03/20/20	1.000%(Q)		9,260	0.102%	22,332	10,636	11,696	Credit Suisse International
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.946%	3,715	3,692	23	Citibank, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		3,000	4.336%	(341,870)	(450,603)	108,733	Deutsche Bank AG
General Electric Co.	03/20/20	1.000%(Q)		2,890	0.246%	6,406	3,163	3,243	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/20	1.000%(Q)		11,080	0.288%	43,921	29,080	14,841	Goldman Sachs International
Generalitat de Cataluna	12/20/22	1.000%(Q)		2,960	2.495%	(115,843)	(334,131)	218,288	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)		410	0.576%	4,579	(50,969)	55,548	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)		200	0.576%	2,234	(25,567)	27,801	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)		500	0.650%	5,544	(37,531)	43,075	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		1,400	0.784%	11,614	(117,473)	129,087	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		300	0.784%	2,488	(23,040)	25,528	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	06/20/24	1.000%(Q)	1,000	1.002%	$ 1,098	$ (178,554)	$ 179,652	Barclays Bank PLC
Kingdom of Belgium	03/20/20	1.000%(Q)	3,000	0.017%	7,578	(1,803)	9,381	JPMorgan Chase Bank, N.A.
Kingdom of Belgium	12/20/24	1.000%(Q)	3,500	0.150%	146,058	17,572	128,486	HSBC Bank USA, N.A.
Kingdom of Belgium	06/20/26	1.000%(Q)	4,000	0.211%	198,907	89,292	109,615	Barclays Bank PLC
Kingdom of Denmark	06/20/26	0.250%(Q)	1,000	0.116%	8,543	(14,522)	23,065	Goldman Sachs International
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.283%	27,843	(25,967)	53,810	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	3,000	0.339%	50,384	35,844	14,540	HSBC Bank USA, N.A.
Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.083%	17,694	373	17,321	Barclays Bank PLC
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.105%	9,510	(4,581)	14,091	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.113%	23,530	11,672	11,858	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.283%	1,068,277	356,431	711,846	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	3,200	0.283%	80,124	38,059	42,065	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.232%	23,874	(20,970)	44,844	Deutsche Bank AG
Kingdom of Sweden	06/20/26	0.250%(Q)	1,000	0.139%	7,137	(13,728)	20,865	Goldman Sachs International
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.110%	37,605	2,020	35,585	Barclays Bank PLC
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	4,250	0.336%	16,050	(8,059)	24,109	Citibank, N.A.
Oriental Republic of Uruguay	06/20/21	1.000%(Q)	800	0.534%	6,102	(4,805)	10,907	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.112%	$ 53,960	$ (27,351)	$ 81,311	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.127%	28,155	(3,509)	31,664	Citibank, N.A.
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.127%	26,395	(2,836)	29,231	Barclays Bank PLC
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.150%	38,440	(15,331)	53,771	Goldman Sachs International
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.150%	19,220	(11,998)	31,218	Deutsche Bank AG
Petroleo Brasileiro SA Petrobras	03/20/20	1.000%(Q)	5,000	0.203%	11,373	4,701	6,672	Citibank, N.A.
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	0.795%	11,319	(44,733)	56,052	Goldman Sachs International
Republic of Argentina	06/20/29	5.000%(Q)	9,585	129.274%	(5,729,586)	(5,762,368)	32,782	Citibank, N.A.
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.216%	39,778	1,936	37,842	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.347%	26,889	(27,517)	54,406	HSBC Bank USA, N.A.
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.535%	83,040	2,785	80,255	Deutsche Bank AG
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.145%	(8,097)	(80,382)	72,285	Citibank, N.A.
Republic of France	03/20/20	0.250%(Q)	3,000	0.018%	1,838	(23,463)	25,301	JPMorgan Chase Bank, N.A.
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.170%	73,962	(16,052)	90,014	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.442%	273,493	(67,708)	341,201	Citibank, N.A.
Republic of Ireland	06/20/21	1.000%(Q)	700	0.052%	10,025	1,846	8,179	Deutsche Bank AG

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ireland	06/20/23	1.000%(Q)		4,080	0.157%	$ 119,551	$ 37,838	$ 81,713	Goldman Sachs International
Republic of Ireland	06/20/24	1.000%(Q)		4,000	0.203%	141,578	71,107	70,471	JPMorgan Chase Bank, N.A.
Republic of Ireland	06/20/24	1.000%(Q)		700	0.154%	26,272	(7,354)	33,626	Deutsche Bank AG
Republic of Ireland	12/20/26	1.000%(Q)		3,100	0.294%	147,607	(2,326)	149,933	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.294%	95,230	4,492	90,738	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.315%	138,051	62,940	75,111	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/20	1.000%(Q)		6,000	0.214%	25,510	(4,236)	29,746	HSBC Bank USA, N.A.
Republic of Italy	09/20/20	1.000%(Q)		1,500	0.260%	8,912	(5,393)	14,305	Barclays Bank PLC
Republic of Italy	12/20/20	1.000%(Q)	EUR	2,110	0.263%	18,313	12,923	5,390	Citibank, N.A.
Republic of Italy	03/20/22	1.000%(Q)		3,000	0.573%	30,572	(75,651)	106,223	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q)		3,000	0.573%	30,571	(75,593)	106,164	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		18,300	0.814%	133,816	(812,030)	945,846	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)		15,000	0.814%	109,685	(264,404)	374,089	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		14,270	0.814%	104,348	(583,657)	688,005	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		13,405	0.814%	98,022	(427,146)	525,168	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.814%	$ 29,249	$ —	$ 29,249	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	3,700	0.814%	27,056	(156,088)	183,144	Citibank, N.A.
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.993%	8,965	(273,452)	282,417	Bank of America, N.A.
Republic of Italy	06/20/24	1.000%(Q)	900	0.662%	13,970	(41,995)	55,965	Deutsche Bank AG
Republic of Italy	06/20/26	1.000%(Q)	5,000	1.295%	(80,957)	(324,099)	243,142	BNP Paribas S.A.
Republic of Italy	06/20/26	1.000%(Q)	4,200	1.295%	(68,005)	(209,704)	141,699	Bank of America, N.A.
Republic of Italy	12/20/26	1.000%(Q)	400	1.348%	(8,272)	(32,521)	24,249	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.347%	176,630	—	176,630	Citibank, N.A.
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.089%	51,178	(100,924)	152,102	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.192%	101,555	31,198	70,357	Citibank, N.A.
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.180%	55,751	(73,846)	129,597	Barclays Bank PLC
Republic of Poland	03/20/20	1.000%(Q)	8,120	0.096%	19,648	9,213	10,435	Citibank, N.A.
Republic of Portugal	06/20/21	1.000%(Q)	700	0.085%	9,702	(26,698)	36,400	Deutsche Bank AG
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.272%	119,373	(1,544)	120,917	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/24	1.000%(Q)	400	0.220%	13,853	(32,854)	46,707	Deutsche Bank AG
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.240%	23,418	17,806	5,612	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.582%	17,079	(57,581)	74,660	HSBC Bank USA, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of South Africa	06/20/23	1.000%(Q)	5,000	1.453%	$ (67,930)	$ (96,608)	$ 28,678	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	1.573%	(60,190)	(133,313)	73,123	Bank of America, N.A.
Republic of Turkey	03/20/20	1.000%(Q)	2,000	0.247%	4,428	1,067	3,361	BNP Paribas S.A.
Republic of Turkey	03/20/20	1.000%(Q)	2,000	0.247%	4,428	(9,489)	13,917	JPMorgan Chase Bank, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	5,510	2.002%	(171,990)	(593,434)	421,444	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	2,760	2.002%	(86,151)	(288,784)	202,633	BNP Paribas S.A.
Republic of Ukraine	06/20/20	5.000%(Q)	1,800	1.785%	33,180	13,245	19,935	Citibank, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	1,400	3.323%	91,774	77,883	13,891	Deutsche Bank AG
Republic of Ukraine	12/20/23	5.000%(Q)	1,000	3.323%	65,553	30,284	35,269	Deutsche Bank AG
Republic of Uruguay	06/20/21	1.000%(Q)	400	0.534%	3,051	(3,368)	6,419	Citibank, N.A.
Republic of Uruguay	12/20/21	1.000%(Q)	1,500	0.603%	12,937	(14,419)	27,356	Citibank, N.A.
Russian Federation	12/20/21	1.000%(Q)	8,525	0.253%	129,639	(329,589)	459,228	Barclays Bank PLC
Russian Federation	12/20/21	1.000%(Q)	3,000	0.253%	45,621	(119,811)	165,432	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	7,350	0.354%	144,018	(13,343)	157,361	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	7,000	0.428%	141,418	(90,878)	232,296	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	4,000	0.428%	80,810	(62,193)	143,003	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	1,640	0.428%	33,132	(25,158)	58,290	BNP Paribas S.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	12/20/26	1.000%(Q)	1,200	0.943%	$ 5,894	$ (116,017)	$ 121,911	Barclays Bank PLC
State of Illinois	06/20/21	1.000%(Q)	10,000	0.918%	23,665	19,267	4,398	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	2,725	1.073%	(2,245)	(83,747)	81,502	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	2,800	1.494%	(58,671)	(164,493)	105,822	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)	1,000	2.155%	(78,452)	(104,232)	25,780	Citibank, N.A.
					$(1,515,869)	$(12,175,326)	$10,659,457

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)	27,900	2.689%	$ 767,250	$ 731,260	$ (35,990)
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	45,837	3.074%	3,171,043	4,077,648	906,605
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	20,000	0.504%	510,123	488,890	(21,233)
					$4,448,416	$5,297,798	$849,382

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	21,200	*	$ (2,212)	$ (10,927)	$ 8,715	Citibank, N.A.
CDX.EM.27.V2	06/20/22	1.000%(Q)	10,670	1.437%	(95,457)	(331,203)	235,746	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	*	104,650	(27,736)	132,386	JPMorgan Securities LLC
					$ 6,981	$(369,866)	$376,847
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Currency swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
IDR	50,000,000	8.220%(S)		3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$ 643,484	$—	$ 643,484
	58,209	3 Month LIBOR(Q)	EUR	52,000	3 Month EURIBOR minus 10.85 bps(Q)	JPMorgan Chase Bank, N.A.	01/08/21	631,492	—	631,492
								$1,274,976	$—	$1,274,976

Inflation swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(426,869)	$(426,869)
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	338,465	338,465
					$—	$ (88,404)	$ (88,404)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$ (230)	$ 41,689	$ 41,919
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(72,198)	244,431	316,629
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	229,582	229,582
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	120	75,644	75,524
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	227,988	227,988
AUD	6,450	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	527,707	674,621	146,914
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	881,866	881,866

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	$ —	$ 242,468	$ 242,468
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(5,183)	521,010	526,193
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	156,993	1,463,271	1,306,278
BRL	27,355	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	188,739	188,739
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	1,689,747	1,689,747
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	1,677,520	1,677,520
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	2,501,597	2,501,597
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	597,907	597,907
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	2,855,722	2,855,722
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	694,265	694,265
BRL	12,879	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	26,693	26,693
BRL	36,574	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	75,894	75,894
BRL	73,942	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	204,477	204,477
BRL	56,887	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	203,030	203,030
BRL	31,992	01/04/27	6.910%(T)	1 Day BROIS(2)(T)	—	350,259	350,259
BRL	31,229	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	340,701	340,701
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	124	(34,273)	(34,397)
CAD	23,700	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(249,113)	341,121	590,234

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$ 127	$ 860	$ 733
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	83,226	210,060	126,834
CAD	4,325	03/26/33	2.718%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(92)	363,665	363,757
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(41)	61,197	61,238
CAD	4,345	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(37,095)	424,448	461,543
CAD	2,500	12/03/38	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	109,547	277,465	167,918
CAD	1,550	12/03/48	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	283,267	249,006	(34,261)
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	162	9,364	9,202
CHF	14,500	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	71,638	1,011,442	939,804
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	163	38,256	38,093
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	101,934	101,934
CLP	3,010,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	2,401	2,401
CLP	6,480,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	(252,578)	(252,578)
CLP	3,094,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	14,709	14,709

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	2,400,000	12/13/29	3.160%(S)	1 Day CLOIS(2)(S)	$ —	$ 4,984	$ 4,984
CLP	562,610	12/16/29	3.200%(S)	1 Day CLOIS(2)(S)	—	3,523	3,523
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	53	107,068	107,015
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	34	69,455	69,421
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	50	84,245	84,195
CNH	23,500	06/19/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	28	43,777	43,749
CNH	125,090	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	149	231,902	231,753
CNH	28,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(52)	52,576	52,628
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(125)	129,168	129,293
CNH	24,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(23)	51,859	51,882
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(47)	121,883	121,930
CNH	9,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	15,355	15,361
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(368)	338,072	338,440
CNH	100,500	11/28/24	2.933%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4,601)	214,590	219,191
CNH	80,000	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(152)	175,755	175,907

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	$ —	$ 566,257	$ 566,257
COP	6,310,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	3,948	144,331	140,383
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	379,379	379,379
COP	20,710,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	138,899	138,899
CZK	1,453,420	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(672,805)	(672,805)
CZK	500,000	03/14/21	2.143%(A)	6 Month PRIBOR(2)(S)	—	221,869	221,869
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(226,352)	(226,352)
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(205,572)	(205,572)
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	(169,221)	(169,221)
CZK	433,000	01/27/24	1.923%(A)	6 Month PRIBOR(2)(S)	—	34,241	34,241
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	92,603	92,603
CZK	427,500	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(40,681)	(40,681)
CZK	205,715	03/14/24	1.950%(A)	6 Month PRIBOR(1)(S)	—	(114,179)	(114,179)
CZK	108,675	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	88,183	88,183
CZK	155,500	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	139,131	180,231	41,100
CZK	180,590	01/27/30	1.573%(A)	6 Month PRIBOR(1)(S)	—	(65,376)	(65,376)
CZK	364,670	01/28/30	1.588%(A)	6 Month PRIBOR(1)(S)	—	(155,699)	(155,699)
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	(59,047)	28,674	87,721
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	38	122,195	122,157
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	28	38,074	38,046
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	23	11,001	10,978

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	$ —	$ 194,151	$ 194,151
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	24,291	24,291
EUR	1,000	05/29/20	0.373%(A)	6 Month EURIBOR(2)(S)	171	6,088	5,917
EUR	610	07/02/21	0.994%(A)	6 Month EURIBOR(2)(S)	170	17,265	17,095
EUR	700	08/14/21	0.841%(A)	3 Month EURIBOR(2)(Q)	172	19,234	19,062
EUR	650	03/02/22	0.072%(A)	6 Month EURIBOR(2)(S)	(63,289)	8,520	71,809
EUR	8,200	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(143,881)	(143,881)
EUR	21,000	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(364,206)	(364,206)
EUR	15,140	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(369,277)	(561,423)	(192,146)
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	177	236,529	236,352
EUR	3,260	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	304,696	563,091	258,395
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	180	220,286	220,106
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(76,215)	227,694	303,909
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	178	78,276	78,098
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	179	63,855	63,676
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	181	133,672	133,491
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	174	44,733	44,559
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	184	112,605	112,421
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	176	51,973	51,797
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	176	272,689	272,513
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	565	282,039	281,474

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	$ (14,197)	$ 350,956	$ 365,153
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	13,245	368,281	355,036
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	220	1,079,847	1,079,627
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,893	776,442	774,549
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	226,829	226,829
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	312,133	312,133
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(105,096)	639,196	744,292
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(68,585)	743,627	812,212
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	549,735	549,735
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(419,212)	2,028,724	2,447,936
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	48,090	766,140	718,050
EUR	2,155	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	195,507	356,493	160,986
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	177	61,240	61,063
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	178	58,944	58,766
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	180	140,708	140,528
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	188	345,912	345,724
EUR	365	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	69,878	80,075	10,197
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(188,099)	844,357	1,032,456
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(143,527)	214,977	358,504
EUR	3,000	05/11/45	1.150%(A)	1 Day EONIA(2)(A)	655,057	815,712	160,655
EUR	1,000	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(5,530)	217,529	223,059

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	$ 685,553	$ 3,369,563	$ 2,684,010
GBP	1,500	03/02/20	0.338%(A)	1 Day SONIA(1)(A)	—	7,454	7,454
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	203	17,514	17,311
GBP	12,450	12/07/27	1.110%(A)	1 Day SONIA(1)(A)	—	(782,617)	(782,617)
GBP	29,797	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(613,266)	(613,266)
GBP	2,320	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(85,429)	(174,896)	(89,467)
GBP	4,680	05/08/34	1.300%(S)	6 Month GBP LIBOR(2)(S)	(209,403)	433,342	642,745
GBP	650	05/08/44	1.250%(A)	1 Day SONIA(2)(A)	100,918	128,161	27,243
GBP	9,200	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(209,582)	2,427,953	2,637,535
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)	770,681	810,606	39,925
GBP	740	05/08/49	1.400%(S)	6 Month GBP LIBOR(2)(S)	(39,399)	150,618	190,017
HKD	151,850	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	21,854	21,854
HKD	171,690	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	26,768	26,768
HKD	100,000	04/01/21	1.850%(Q)	3 Month HIBOR(2)(Q)	(31)	(28,801)	(28,770)
HKD	95,120	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(535)	95,435	95,970
HUF	11,800,000	06/21/20	1.400%(A)	3 Month BUBOR(2)(Q)	—	502,321	502,321
HUF	2,698,000	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(4,845)	85,343	90,188
HUF	4,636,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	(29,876)	88,502	118,378
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	16,300	95,275	78,975
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	41	596,835	596,794
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	1,858,085	1,858,085

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	1,677,900	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	$ —	$ 128,640	$ 128,640
HUF	2,516,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	(210,027)	(210,027)
JPY	19,585,210	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(35,583)	(35,583)
JPY	4,887,930	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	5,838	5,838
JPY	32,800	07/04/21	(0.156)%(S)	6 Month JPY LIBOR(2)(S)	(15,013)	(649)	14,364
JPY	1,000,000	01/08/22	(0.120)%(S)	6 Month JPY LIBOR(2)(S)	—	(17,428)	(17,428)
JPY	2,000,000	01/08/22	(0.100)%(S)	6 Month JPY LIBOR(2)(S)	—	(27,435)	(27,435)
JPY	4,595,280	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(39,626)	(165,367)	(125,741)
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(53,955)	257,719	311,674
JPY	950,000	01/15/25	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	19,836	19,836
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	49,802	148,786	98,984
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	5	56,194	56,189
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	10	97,520	97,510
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	10	94,753	94,743
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,275)	193,080	194,355
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	411,209	632,959	221,750
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	25	56,517	56,492
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	28	68,081	68,053
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	15	1,192	1,177
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	25	46,131	46,106
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	13	22,353	22,340

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	$ 12	$ 33,772	$ 33,760
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	27	55,752	55,725
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	47	79,742	79,695
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	94,555	94,555
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	76,744	76,744
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	59,763	59,763
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	32,215	32,215
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(26,599)	335,080	361,679
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	85,259	289,609	204,350
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	9	109,643	109,634
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	31	349,046	349,015
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	7	56,099	56,092
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	15	176,283	176,268
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	40	487,766	487,726
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	20	232,705	232,685
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	11	91,020	91,009
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	9	27,998	27,989
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	18	49,537	49,519
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	11	6,416	6,405
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	42	91,385	91,343
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	21	59,396	59,375

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	$ 49	$ 343,644	$ 343,595
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	19	109,424	109,405
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	30	195,262	195,232
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	34	247,205	247,171
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	17	120,498	120,481
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	82,589	82,589
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	15,040	231,872	216,832
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	163,842	163,842
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	67,268	67,268
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	163,593	163,593
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	110,765	110,765
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	56,902	56,902
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	58,612	58,612
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	89,381	89,381
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	80,196	80,196
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	225,954	225,954
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	97,655	97,655
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	131,947	131,947
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	399,843	399,843
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	141,652	141,652
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	273,206	273,206

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	$ —	$ 314,554	$ 314,554
JPY	900,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	155,193	843,967	688,774
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	237,605	237,605
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	635,142	635,142
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	830,047	830,047
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	530,733	530,733
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(49,290)	1,486,553	1,535,843
JPY	600,000	08/10/38	0.822%(S)	6 Month JPY LIBOR(2)(S)	—	655,115	655,115
JPY	2,430,385	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	615,776	1,670,703	1,054,927
JPY	480,000	11/27/39	0.258%(S)	6 Month JPY LIBOR(2)(S)	—	31,754	31,754
JPY	969,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	669,542	763,584	94,042
JPY	1,200,000	01/08/40	0.230%(S)	6 Month JPY LIBOR(2)(S)	—	10,889	10,889
JPY	1,500,000	01/08/40	0.250%(S)	6 Month JPY LIBOR(2)(S)	—	68,833	68,833
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	198,578	198,578
JPY	610,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	648,805	648,805
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	71,715	71,715
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	42,600	42,600
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	835,013	835,013
KRW	20,090,000	08/16/20	1.915%(Q)	3 Month KWCDC(2)(Q)	—	62,926	62,926
KRW	46,100,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	143,914	143,914
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	763,039	1,058,988	295,949

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)	$ 10	$ 2,469	$ 2,459
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	90,065	90,065
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	93,256	1,925,139	1,831,883
NOK	765,800	01/24/22	1.880%(A)	6 Month NIBOR(2)(S)	(1,968)	117,617	119,585
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(3,643)	(19,850)	(16,207)
NOK	313,600	01/24/25	1.823%(A)	6 Month NIBOR(1)(S)	(288)	(228,483)	(228,195)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	18,690	114,984	96,294
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	13,491	13,491
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	113,042	113,042
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	170,323	170,323
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	(31,139)	(31,139)
NZD	8,700	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	214,368	68,525	(145,843)
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	40,535	40,535
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(67,254)	106,785	174,039
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	28,107	200,298	172,191
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	2,492	162,909	160,417
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	86,083	86,083
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	73,670	330,004	256,334
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	500,891	500,891
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	568,513	568,513

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	9,250	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	$ —	$ 196,083	$ 196,083
NZD	9,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	(137,271)	(137,271)
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	442,056	442,056
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(435,493)	11,823	447,316
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	466,170	466,170
PLN	18,100	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	27,242	92,520	65,278
PLN	83,750	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	147,814	147,814
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	761,507	761,507
PLN	24,980	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(725,714)	(725,714)
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	92,353	92,353
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	26	(3,779)	(3,805)
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(607)	2,528	3,135
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	30	31,771	31,741
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	46,974	46,974
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	55,182	55,182
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	22,804	96,943	74,139
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	20	23,309	23,289
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	23	47,210	47,187
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	33	82,143	82,110
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	94,694	94,694
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	514,412	514,412

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	$ —	$ 63,559	$ 63,559
SEK	33,000	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	55,811	250,373	194,562
SEK	40,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	70,765	70,765
SEK	16,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(37,609)	(37,609)
SEK	30,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	13,484	13,484
SEK	78,000	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	138,539	138,539
SGD	15,540	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(263,531)	(263,531)
SGD	10,240	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	209,578	209,578
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	481,837	481,837
SGD	6,000	04/02/29	2.170%(S)	6 Month SIBOR(2)(S)	—	265,248	265,248
SGD	3,610	10/21/29	1.685%(S)	6 Month SIBOR(2)(S)	—	51,910	51,910
	214,220	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	555	822,128	821,573
	112,940	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(1,830)	476,538	478,368
	49,312	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(17,203)	562,067	579,270
	81,840	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	371,058	371,058
	45,100	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(7,092)	(59,662)	(52,570)
	131,350	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	35,480	44,776	9,296
	21,270	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	99,531	51,164	(48,367)
	153,411	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	501,789	501,789
	20,575	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(607,094)	(607,094)
	137,145	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	4,472	(5,392,616)	(5,397,088)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
31,820	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	$ —	$ (1,374,398)	$(1,374,398)
39,730	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	—	(1,552,042)	(1,552,042)
17,405	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(25,333)	(692,572)	(667,239)
88,904	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(922,275)	(922,275)
9,950	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(428,716)	(428,716)
79,885	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	239,360	(3,448,504)	(3,687,864)
30,545	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	100,339	(1,326,877)	(1,427,216)
62,410	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	203,394	(2,969,647)	(3,173,041)
27,885	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	31,281	(1,939,441)	(1,970,722)
22,935	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(2,117,068)	(2,117,068)
95,077	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(64,153)	(8,320,961)	(8,256,808)
11,910	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(1,131,664)	(1,131,664)
35,410	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	27,937	(3,329,749)	(3,357,686)
69,779	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	47,715	(6,578,011)	(6,625,726)
79,626	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(566,781)	(5,287,251)	(4,720,470)
24,625	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(43,922)	(1,507,677)	(1,463,755)
33,465	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	1,911	(2,362,582)	(2,364,493)
87,978	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(229,891)	(3,181,735)	(2,951,844)
13,586	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	138,472	(577,465)	(715,937)
4,710	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	22,823	(227,822)	(250,645)
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(162,938)	(162,938)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	11,425	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	$ (6,540)	$ (702,831)	$ (696,291)
	3,560	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(160,137)	(160,137)
	2,405	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(19,477)	(279,936)	(260,459)
	64,658	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	20,976	(2,207,651)	(2,228,627)
	1,680	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	180	34,493	34,313
	1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(233,831)	(233,831)
	4,980	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(1,000,883)	(1,000,883)
	845	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	165	14,608	14,443
	790	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(163,762)	(163,762)
	735	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(163,089)	(163,089)
ZAR	755,000	02/28/21	7.150%(Q)	3 Month JIBAR(2)(Q)	—	431,208	431,208
ZAR	228,000	06/21/21	7.465%(Q)	3 Month JIBAR(2)(Q)	(979)	233,290	234,269
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(1,572,227)	(1,572,227)
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	18	108,423	108,405
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(155)	102,265	102,420
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	53	354,106	354,053
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	119,601	119,601
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(1,219)	65,892	67,111
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	696	702,360	701,664
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	—	651,579	651,579
ZAR	46,800	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(234)	66,633	66,867

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	140,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	$ —	$ 103,492	$ 103,492
ZAR	30,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(225)	59,555	59,780
					$4,379,099	$12,959,806	$ 8,580,707

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$ 346,520	$ —	$ 346,520	Morgan Stanley & Co. International PLC
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	11,942	—	11,942	Morgan Stanley & Co. International PLC
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	283,215	—	283,215	Morgan Stanley & Co. International PLC
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	98,292	—	98,292	Morgan Stanley & Co. International PLC
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	248,863	—	248,863	Morgan Stanley & Co. International PLC
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	138,015	—	138,015	Morgan Stanley & Co. International PLC
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	220,270	—	220,270	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	264,413	—	264,413	Citibank, N.A.
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	153,041	(86)	153,127	UBS AG
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	34,678	3	34,675	Citibank, N.A.
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	135,142	—	135,142	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	349,718	—	349,718	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	$ 251,234	$ —	$ 251,234	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	103,819	—	103,819	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	120,629	—	120,629	Morgan Stanley & Co. International PLC
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	112,543	—	112,543	Morgan Stanley & Co. International PLC
COP	13,000,000	03/27/28	6.150%(Q)	1 Day COOIS(2)(Q)	284,452	—	284,452	Citibank, N.A.
COP	7,890,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	152,771	—	152,771	Citibank, N.A.
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	206,030	—	206,030	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	83,715	—	83,715	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	122,792	—	122,792	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	169,584	—	169,584	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	75,247	—	75,247	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	120,194	—	120,194	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	88,160	—	88,160	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	199,144	—	199,144	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	111,252	—	111,252	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	81,156	—	81,156	Citibank, N.A.
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	186,310	—	186,310	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	1,385,634	—	1,385,634	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	263,174	—	263,174	HSBC Bank USA, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	12,160	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	$ 235,836	$(3,276)	$ 239,112	Citibank, N.A.
ILS	5,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	15,797	—	15,797	Goldman Sachs International
ILS	19,790	12/09/29	0.813%(A)	3 Month TELBOR(2)(Q)	5,802	—	5,802	Goldman Sachs International
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	62,465	—	62,465	HSBC Bank USA, N.A.
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	31,309	—	31,309	HSBC Bank USA, N.A.
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	6,909	—	6,909	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	77,443	(145)	77,588	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	41,547	—	41,547	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	19,179	(12)	19,191	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	70,639	—	70,639	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	13,800	—	13,800	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	25,013	—	25,013	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	65,706	—	65,706	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	22,063	—	22,063	Citibank, N.A.
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	31,110	(6)	31,116	Morgan Stanley & Co. International PLC
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	48,670	18	48,652	Morgan Stanley & Co. International PLC
THB	550,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	69,101	—	69,101	Citibank, N.A.
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	124,628	—	124,628	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
THB	60,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	$ 43,554	$ —	$ 43,554	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	70,786	—	70,786	Citibank, N.A.
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	5,072	—	5,072	Barclays Bank PLC
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(47,107)	—	(47,107)	Deutsche Bank AG
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	41,835	—	41,835	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	75,819	—	75,819	Deutsche Bank AG
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	4,054	—	4,054	Deutsche Bank AG
					$7,562,979	$(3,504)	$7,566,483

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).